                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number          811-7820
                                   ---------------------------------------------

                    AMERICAN CENTURY CAPITAL PORTFOLIOS, INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

    4500 MAIN STREET, KANSAS CITY, MISSOURI                   64111
--------------------------------------------------------------------------------
   (Address of principal executive offices)                 (Zip code)

 DAVID C. TUCKER, ESQ., 4500 MAIN STREET, 9TH FLOOR, KANSAS CITY, MISSOURI 64111
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:   816-531-5575
                                                   -----------------------------

Date of fiscal year end:      03-31
                         -------------------------------------------------------

Date of reporting period:     06-30-2006
                         -------------------------------------------------------

ITEM 1.  SCHEDULE OF INVESTMENTS.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
EQUITY INCOME FUND
JUNE 30, 2006

[american century investments logo and text logo]

EQUITY INCOME - SCHEDULE OF INVESTMENTS
JUNE 30, 2006 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------

COMMON STOCKS - 73.0%
AEROSPACE & DEFENSE - 0.6%
           762,445  Honeywell International Inc.                  $   30,726,534
                                                                 ---------------
AIR FREIGHT & LOGISTICS - 0.6%
           392,800  United Parcel Service, Inc. Cl B                  32,339,224
                                                                 ---------------
BEVERAGES - 0.5%
           498,400  Anheuser-Busch Companies, Inc.                    22,722,056
                                                                 ---------------
CHEMICALS - 2.3%
           582,600  Air Products & Chemicals, Inc.                    37,239,792
           594,600  du Pont (E.I.) de Nemours & Co.                   24,735,360
         1,301,900  International Flavors &
                    Fragrances Inc.                                   45,878,956
           265,400  Olin Corp.                                         4,758,622
                                                                 ---------------
                                                                     112,612,730
                                                                 ---------------
COMMERCIAL BANKS - 5.6%
         1,922,890  Commerce Bancshares, Inc.                         96,240,644
         1,447,317  Fifth Third Bancorp                               53,478,363
           930,050  Mercantile Bankshares Corporation                 33,174,884
         1,280,200  SunTrust Banks, Inc.                              97,628,051
                                                                 ---------------
                                                                     280,521,942
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 3.3%
         2,115,700  Pitney Bowes, Inc.                                87,378,410
         1,532,674  Republic Services, Inc. Cl A                      61,828,069
           379,145  Waste Management, Inc.                            13,603,723
                                                                 ---------------
                                                                     162,810,202
                                                                 ---------------
COMPUTERS & PERIPHERALS - 0.2%
           226,631  Diebold, Inc.                                      9,205,751
                                                                 ---------------
CONTAINERS & PACKAGING - 0.6%
           992,500  Bemis Co., Inc.                                   30,390,350
                                                                 ---------------
DISTRIBUTORS - 1.4%
         1,653,700  Genuine Parts Company                             68,893,142
                                                                 ---------------
DIVERSIFIED FINANCIAL SERVICES - 2.9%
         3,040,300  Bank of America Corp.                            146,238,430
                                                                 ---------------
DIVERSIFIED TELECOMMUNICATION SERVICES - 2.1%
         1,175,900  BellSouth Corp.                                   42,567,580
           575,644  Commonwealth Telephone
                    Enterprises, Inc.                                 19,088,355
           323,880  Iowa Telecommunications
                    Services Inc.                                      6,127,810

EQUITY INCOME - SCHEDULE OF INVESTMENTS
JUNE 30, 2006 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------

         1,169,900  Verizon Communications Inc.                       39,179,951
                                                                 ---------------
                                                                     106,963,696
                                                                 ---------------
ELECTRIC UTILITIES - 4.9%
         1,617,664  FPL Group, Inc.                                   66,938,936
         1,449,378  IDACORP, Inc.                                     49,699,172
         1,313,900  Southern Co.                                      42,110,495
         3,830,349  Westar Energy Inc.                                84,267,678
                                                                 ---------------
                                                                     243,016,281
                                                                 ---------------
ELECTRICAL EQUIPMENT - 1.1%
         1,112,912  Hubbell Inc. Cl B                                 53,030,257
                                                                 ---------------
FOOD & STAPLES RETAILING - 0.4%
           367,100  Wal-Mart Stores, Inc.                             17,683,207
                                                                 ---------------
FOOD PRODUCTS - 4.4%
         2,006,200  H.J. Heinz Company                                82,695,564
         2,078,630  Kraft Foods Inc. Cl A                             64,229,667
         3,358,500  Unilever plc ORD                                  75,446,634
                                                                 ---------------
                                                                     222,371,865
                                                                 ---------------
GAS UTILITIES - 3.0%
           469,691  Cascade Natural Gas Corp.                          9,905,783
         1,080,800  NICOR Inc.                                        44,853,200
           978,817  Piedmont Natural Gas Co., Inc.                    23,785,253
         2,427,900  WGL Holdings Inc.(1)                              70,287,705
                                                                 ---------------
                                                                     148,831,941
                                                                 ---------------
HOUSEHOLD PRODUCTS - 2.0%
         1,597,100  Kimberly-Clark Corp.                              98,541,070
                                                                 ---------------
INDUSTRIAL CONGLOMERATES - 4.4%
         6,724,700  General Electric Co.                             221,646,112
                                                                 ---------------
INSURANCE - 4.0%
         1,288,800  Allstate Corp.                                    70,536,024
           737,011  American International Group, Inc.                43,520,500
         1,069,100  Gallagher (Arthur J.) & Co.                       27,090,994
           303,504  Genworth Financial Inc. Cl A                      10,574,079
         1,895,536  Marsh & McLennan Companies, Inc.                  50,970,963
                                                                 ---------------
                                                                     202,692,560
                                                                 ---------------

EQUITY INCOME - SCHEDULE OF INVESTMENTS
JUNE 30, 2006 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------

IT SERVICES - 0.5%
           307,600  International Business
                    Machines Corp.                                    23,629,832
                                                                 ---------------
MEDIA - 1.2%
         1,700,700  Dow Jones & Co., Inc.                             59,541,507
                                                                 ---------------
METALS & MINING - 1.0%
         1,393,600  Compass Minerals International Inc.               34,770,320
           328,600  Newmont Mining Corporation                        17,392,798
                                                                 ---------------
                                                                      52,163,118
                                                                 ---------------
MULTI-UTILITIES - 4.7%
         2,396,774  Ameren Corp.                                     121,037,087
         1,965,600  Consolidated Edison, Inc.                         87,351,264
         1,473,800  XCEL Energy Inc.                                  28,267,484
                                                                 ---------------
                                                                     236,655,835
                                                                 ---------------
MULTILINE RETAIL - 0.3%
         1,205,400  Dollar General Corp.                              16,851,492
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - 8.4%
         1,636,800  BP plc ADR                                       113,937,648
           596,380  Chevron Corp.                                     37,011,343
         3,967,191  Exxon Mobil Corp.                                243,387,167
           370,592  Royal Dutch Shell plc ADR                         24,822,252
                                                                 ---------------
                                                                     419,158,410
                                                                 ---------------
PAPER & FOREST PRODUCTS - 1.4%
           141,300  MeadWestvaco Corp.                                 3,946,509
         1,076,383  Weyerhaeuser Co.                                  67,004,842
                                                                 ---------------
                                                                      70,951,351
                                                                 ---------------
PHARMACEUTICALS - 5.2%
         1,572,400  Abbott Laboratories                               68,572,364
           743,000  Eli Lilly and Company                             41,065,610
         1,442,800  Johnson & Johnson                                 86,452,576
           661,341  Merck & Co., Inc.                                 24,092,653
         1,784,696  Pfizer Inc.                                       41,886,815
                                                                 ---------------
                                                                     262,070,018
                                                                 ---------------
REAL ESTATE INVESTMENT TRUSTS - 0.7%
           861,483  Rayonier, Inc.                                    32,658,821
                                                                 ---------------

EQUITY INCOME - SCHEDULE OF INVESTMENTS
JUNE 30, 2006 (UNAUDITED)
SHARES/PRINCIPAL AMOUNT                                                 VALUE
--------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.7%
         1,913,700  Intel Corp.                                       36,264,615
                                                                 ---------------
SOFTWARE - 0.2%
           527,400  Microsoft Corporation                             12,288,420
                                                                 ---------------
SPECIALTY RETAIL(2)
           140,000  Gap, Inc. (The)                                    2,436,000
                                                                 ---------------
THRIFTS & MORTGAGE FINANCE - 2.7%
         1,879,500  Freddie Mac                                      107,150,295
         1,164,473  Washington Federal, Inc.                          27,004,129
                                                                 ---------------
                                                                     134,154,424
                                                                 ---------------
TOBACCO - 1.7%
         1,858,000  UST Inc.                                          83,963,020
                                                                 ---------------
TOTAL COMMON STOCKS                                                3,654,024,213
  (Cost $3,332,891,148)                                          ---------------

CONVERTIBLE BONDS - 20.7%
BUILDING PRODUCTS - 0.8%
       $81,460,000  Masco Corp., 2.95%, 7/20/31(3)                    37,777,075
                                                                 ---------------
CAPITAL MARKETS - 0.1%
           127,000  Merrill Lynch & Co., Inc.,
                    (convertible into Nuveen
                    Investments), 6.75%, 10/15/07
                    (Acquired 6/12/06-6/16/06,
                    Cost $4,854,471)(4)(5)                             4,958,080
                                                                 ---------------
DIVERSIFIED FINANCIAL SERVICES - 0.3%
           933,000  IXIS Financial Products Inc.,
                    6.75%, 11/24/06                                   15,583,899
                                                                 ---------------
DIVERSIFIED TELECOMMUNICATION SERVICES - 2.1%
       107,261,000  Commonwealth Telephone
                    Enterprises, Inc., 3.25%, 7/15/23                104,713,551
                                                                 ---------------
FOOD PRODUCTS - 1.0%
         1,892,600  Lehman Brothers Holdings Inc.,
                    (convertible into General Mills,
                    Inc.), 6.25%, 10/15/07(5)                         49,434,712
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 0.2%
           184,200  Credit Suisse Securities USA LLC,
                    (convertible into Beckman
                    Coulter, Inc.), 9.13%, 9/7/06(5)
                                                                      10,205,601
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 1.0%
        50,902,000  Lincare Holdings Inc., 3.00%,
                    6/15/33                                           49,820,333
                                                                 ---------------

EQUITY INCOME - SCHEDULE OF INVESTMENTS
JUNE 30, 2006 (UNAUDITED)
SHARES/PRINCIPAL AMOUNT                                                 VALUE
--------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE - 0.3%
           413,200  Citigroup Funding Inc., (convertible
                    into Outback Steakhouse, Inc.),
                    9.05%, 8/24/06(5)                                 14,475,222
                                                                 ---------------
INSURANCE - 4.9%
       347,542,000  American International Group,
                    Inc., 1.52%, 11/9/31(3)                          242,410,544
                                                                 ---------------
LEISURE EQUIPMENT & PRODUCTS - 2.3%
       114,738,000  Hasbro Inc., 2.75%, 12/1/21                      114,451,155
                                                                 ---------------
MEDIA - 0.2%
           554,900  Lehman Brothers Holdings Inc.,
                    (convertible into Time Warner,
                    Inc.), 5.50%, 8/28/06(5)                           9,881,659
                                                                 ---------------
MULTILINE RETAIL - 0.2%
           852,300  Credit Suisse Securities USA LLC,
                    (convertible into Dollar General
                    Corp.), 6.69%, 9/26/06(5)                         12,081,353
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - 1.6%
        33,308,000  Devon Energy Corporation,
                    (convertible into Chevron Corp.),
                    4.90%, 8/15/08                                    40,594,125
        33,307,000  Devon Energy Corporation,
                    (convertible into Chevron Corp.),
                    4.95%, 8/15/08                                    40,592,906
                                                                 ---------------
                                                                      81,187,031
                                                                 ---------------
PHARMACEUTICALS - 1.8%
       104,717,000  Watson Pharmaceuticals, Inc.,
                    1.75%, 3/15/23                                    92,412,753
                                                                 ---------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.5%
        91,600,000  Intel Corp., 2.95%, 12/15/35                      77,516,500
                                                                 ---------------
SOFTWARE - 2.4%
       121,811,000  Veritas Software Corp., 0.25%,
                    8/1/13                                           121,506,473
                                                                 ---------------
TOTAL CONVERTIBLE BONDS                                            1,038,415,941
  (Cost $1,044,025,527)                                          ---------------

CONVERTIBLE PREFERRED STOCKS - 4.4%
AEROSPACE & DEFENSE - 1.3%
           499,700  Northrop Grumman Corp.,
                    7.00%, 4/4/21                                     63,212,050
                                                                 ---------------
DIVERSIFIED FINANCIAL SERVICES - 0.3%
           300,200  Newell Financial Trust I, 5.25%,
                    12/1/27                                           13,321,375
                                                                 ---------------
INSURANCE - 0.7%
           217,500  Aspen Insurance, 5.625%,
                    12/31/49                                          10,657,500

EQUITY INCOME - SCHEDULE OF INVESTMENTS
JUNE 30, 2006 (UNAUDITED)
SHARES/PRINCIPAL AMOUNT                                                 VALUE
--------------------------------------------------------------------------------

           372,000  Genworth Financial, Inc., 6.00%,
                    5/16/07                                           14,005,800
           120,400  Hartford Financial Services Group
                    Inc. (The)                                         9,036,020
                                                                 ---------------
                                                                      33,699,320
                                                                 ---------------
PHARMACEUTICALS - 0.8%
           844,900  Schering-Plough Corp., 6.00%,
                    9/14/07                                           42,523,817
                                                                 ---------------
THRIFTS & MORTGAGE FINANCE - 1.3%
               710  Fannie Mae, 5.375%, 1/5/08
                    (Acquired 12/29/04-6/28/06,
                    Cost $67,899,073)(4)                              65,992,370
                                                                 ---------------
TOTAL CONVERTIBLE PREFERRED STOCKS                                   218,748,932
  (Cost $210,562,057)                                            ---------------

TEMPORARY CASH INVESTMENTS - 0.2%
Repurchase Agreement, Morgan Stanley Group, Inc.,
(collateralized by various U.S. Treasury obligations,
6.00%, 2/15/26, valued at $10,708,423), in a joint
trading account at 4.48%, dated 6/30/06, due
7/3/06 (Delivery value $10,403,883)                                   10,400,000
                                                                 ---------------
  (Cost $10,400,000)

TOTAL INVESTMENT SECURITIES - 98.3%                                4,921,589,086
                                                                 ---------------
  (COST $4,608,781,853)
OTHER ASSETS AND LIABILITIES - 1.7%                                   83,476,699
                                                                 ---------------
TOTAL NET ASSETS - 100.0%                                         $5,005,065,785
                                                                 ===============

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

CONTRACTS                SETTLEMENT                  UNREALIZED
TO SELL                  DATE               VALUE    GAIN(LOSS)
--------------------------------------------------------------------------------
6,786,268 Euro for USD   7/31/06     $  8,694,041    $  (156,033)
4,858,914 Euro for USD   7/31/06        6,224,864       (110,261)
60,210,552 GBP for USD   7/31/06      111,299,241     (1,568,193)
                                     ----------------------------
                                     $126,218,146    $  1,834,487
                                     ============================
(Value on Settlement Date $124,383,659)

EQUITY INCOME - SCHEDULE OF INVESTMENTS
JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

NOTES TO SCHEDULE OF INVESTMENTS
ADR = American Depositary Receipt
GBP = British Pound
ORD = Foreign Ordinary Share
USD = United States Dollar
(1) Affiliated Company: the fund's holding represents ownership of 5% or more of the voting securities of the company; therefore, the company is affiliated as defined in the Investment Company Act of 1940.
(2) Category is less than 0.05% of total net assets.
(3) Security is a zero-coupon bond. The rate indicated is the yield to maturity at purchase. Zero-coupon securities are issued at a substantial discount from their value at maturity.
(4) Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at June 30, 2006, was $70,950,450, which represented 1.4% of net assets.
(5) Equity linked debt security. The aggregate value of these securities at June
    30, 2006, was $101,036,627, which represented 2.0% of total net assets.

EQUITY INCOME - SCHEDULE OF INVESTMENTS
JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. AFFILIATED COMPANY TRANSACTIONS

If a fund's holding represents ownership of 5% or more of the voting securities of a company, the company is affiliated as defined in the 1940 Act. A summary of transactions for each company which is or was an affiliate at or during the three months ended June 30, 2006 follows:

               SHARE                                                                 JUNE 30, 2006
              BALANCE      PURCHASE       SALES       REALIZED     DIVIDEND      SHARE        MARKET
COMPANY       3/31/06        COST         COST       GAIN (LOSS)    INCOME      BALANCE        VALUE
Cascade
Natural
Gas Corp.(1)    522,391    $615,241    $1,674,067     $ 50,021     $129,382      469,691   $ 9,905,783

WGL
Holdings
Inc.          2,425,900     206,720       169,903     (25,584)      818,741    2,427,900    70,287,705
                           --------    ----------     --------     --------                -----------
                           $821,961    $1,843,970     $ 24,437     $948,123                $80,193,488
                           ========    ==========     ========     ========                ===========
(1) Company was not an affiliate at June 30, 2006.

2. FEDERAL TAX INFORMATION

As of June 30, 2006, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments               $ 4,659,408,955
                                              ===============
Gross tax appreciation of investments         $   348,289,835
Gross tax depreciation of investments            (86,109,704)
                                              ---------------
Net tax appreciation of investments           $   262,180,131
                                              ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
MID CAP VALUE FUND
JUNE 30, 2006

[american century investments logo and text logo]

MID CAP VALUE - SCHEDULE OF INVESTMENTS
JUNE 30, 2006 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------

COMMON STOCKS - 98.0%
AEROSPACE & DEFENSE - 0.8%
            28,097  Honeywell International Inc.                    $  1,132,310
             9,568  Northrop Grumman Corp.                               612,926
                                                                 ---------------
                                                                       1,745,236
                                                                 ---------------
AUTO COMPONENTS - 0.8%
           144,859  Cooper Tire & Rubber Co.                           1,613,729
                                                                 ---------------
AUTOMOBILES - 0.2%
            12,530  Winnebago Industries                                 388,931
                                                                 ---------------
BEVERAGES - 2.4%
            46,394  Anheuser-Busch Companies, Inc.                     2,115,102
           141,751  Coca-Cola Enterprises Inc.                         2,887,468
                                                                 ---------------
                                                                       5,002,570
                                                                 ---------------
BUILDING PRODUCTS - 1.1%
            75,951  Masco Corp.                                        2,251,188
                                                                 ---------------
CAPITAL MARKETS - 0.2%
             9,267  Nuveen Investments Inc. Cl A                         398,944
                                                                 ---------------
CHEMICALS - 8.5%
            17,944  Air Products & Chemicals, Inc.                     1,146,980
            26,555  du Pont (E.I.) de Nemours & Co.                    1,104,688
            90,362  Ferro Corp.                                        1,442,178
           240,713  International Flavors
                    & Fragrances Inc.                                  8,482,727
            72,294  Minerals Technologies Inc.                         3,759,288
            81,631  Nalco Holding Co.(1)                               1,439,155
                                                                 ---------------
                                                                      17,375,016
                                                                 ---------------
COMMERCIAL BANKS - 5.4%
            27,255  BB&T Corporation                                   1,133,535
            46,503  Chemical Financial Corp.                           1,422,992
           121,667  Fifth Third Bancorp                                4,495,596
            54,007  SunTrust Banks, Inc.                               4,118,574
                                                                 ---------------
                                                                      11,170,697
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 1.4%
            27,047  Pitney Bowes, Inc.                                 1,117,041
            45,369  Republic Services, Inc. Cl A                       1,830,186
                                                                 ---------------
                                                                       2,947,227
                                                                 ---------------

MID CAP VALUE - SCHEDULE OF INVESTMENTS
JUNE 30, 2006 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS - 0.6%
            28,258  Diebold, Inc.                                      1,147,840
                                                                 ---------------
CONTAINERS & PACKAGING - 2.5%
            50,259  AptarGroup, Inc.                                   2,493,349
            86,942  Bemis Co., Inc.                                    2,662,164
                                                                 ---------------
                                                                       5,155,513
                                                                 ---------------
DISTRIBUTORS - 0.3%
            14,487  Genuine Parts Company                                603,528
                                                                 ---------------
DIVERSIFIED - 1.0%
            28,660  iShares S&P MidCap 400
                    Index Fund                                         2,186,471
                                                                 ---------------
DIVERSIFIED TELECOMMUNICATION SERVICES - 1.9%
           118,003  Commonwealth Telephone
                    Enterprises, Inc.                                  3,912,979
                                                                 ---------------
ELECTRIC UTILITIES - 2.1%
            55,195  Empire District Electric Co.                       1,134,257
           103,239  Northeast Utilities                                2,133,950
            51,124  Westar Energy Inc.                                 1,124,728
                                                                 ---------------
                                                                       4,392,935
                                                                 ---------------
ELECTRICAL EQUIPMENT - 2.3%
            62,770  American Power Conversion Corp.                    1,223,387
            43,259  Hubbell Inc. Cl A                                  1,885,660
            35,128  Hubbell Inc. Cl B                                  1,673,849
                                                                 ---------------
                                                                       4,782,896
                                                                 ---------------
ELECTRONIC EQUIPMENT & INSTRUMENTS - 1.0%
            83,783  CPI International Inc.(1)                          1,214,853
            23,502  Littelfuse, Inc.(1)                                  807,999
                                                                 ---------------
                                                                       2,022,852
                                                                 ---------------
FOOD PRODUCTS - 5.3%
            62,850  ConAgra Foods, Inc.                                1,389,614
           170,141  Diamond Foods Inc.                                 2,734,166
            19,832  General Mills, Inc.                                1,024,521
            60,497  H.J. Heinz Company                                 2,493,686
            35,981  Kraft Foods Inc. Cl A                              1,111,813
            99,504  Unilever N.V. New York Shares                      2,243,815
                                                                 ---------------
                                                                      10,997,615
                                                                 ---------------
GAS UTILITIES - 1.4%
            99,805  WGL Holdings Inc.                                  2,889,355
                                                                 ---------------

MID CAP VALUE - SCHEDULE OF INVESTMENTS
JUNE 30, 2006 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES - 5.6%
            94,337  Beckman Coulter, Inc.                              5,240,421
            41,531  National Dentex Corp.(1)                             963,519
            27,491  Steris Corp.                                         628,444
           312,638  Symmetry Medical Inc.(1)                           4,814,626
                                                                 ---------------
                                                                      11,647,010
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 3.4%
            62,987  Apria Healthcare Group Inc.(1)                     1,190,454
            90,023  HCA Inc.                                           3,884,492
            12,269  LifePoint Hospitals Inc.(1)                          394,203
            32,733  Universal Health Services, Inc. Cl B               1,645,161
                                                                 ---------------
                                                                       7,114,310
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 5.1%
            44,630  CEC Entertainment Inc.(1)                          1,433,516
            76,104  International Speedway Corp.                       3,528,942
            93,992  OSI Restaurant Partners, Inc.                      3,252,123
            59,878  Speedway Motorsports Inc.                          2,259,796
                                                                 ---------------
                                                                      10,474,377
                                                                 ---------------
HOUSEHOLD DURABLES - 0.4%
            12,735  Hunter Douglas N.V. ORD                              857,332
                                                                 ---------------
HOUSEHOLD PRODUCTS - 4.0%
           133,224  Kimberly-Clark Corp.                               8,219,921
                                                                 ---------------
INSURANCE - 5.1%
            29,875  Ambac Financial Group, Inc.                        2,422,863
            24,082  Aspen Insurance Holdings Ltd.                        560,870
            17,381  Genworth Financial Inc. Cl A                         605,554
             9,647  Hartford Financial Services
                    Group Inc. (The)                                     816,136
            87,281  Horace Mann Educators Corp.                        1,479,413
           119,836  Marsh & McLennan
                    Companies, Inc.                                    3,222,390
           112,890  RAM Holdings Ltd.(1)                               1,419,027
                                                                 ---------------
                                                                      10,526,253
                                                                 ---------------
IT SERVICES - 1.3%
            38,872  Accenture Ltd. Cl A                                1,100,855
            10,823  DST Systems, Inc.(1)                                 643,969
            73,083  NCI Inc. Cl A(1)                                     957,387
                                                                 ---------------
                                                                       2,702,211
                                                                 ---------------
LEISURE EQUIPMENT & PRODUCTS - 2.3%
            73,988  Arctic Cat Inc.                                    1,443,506
           179,524  Hasbro, Inc.                                       3,251,180
                                                                 ---------------
                                                                       4,694,686
                                                                 ---------------

MID CAP VALUE - SCHEDULE OF INVESTMENTS
JUNE 30, 2006 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------

LIFE SCIENCES TOOLS & SERVICES - 1.8%
           168,014  PRA International(1)                               3,741,672
                                                                 ---------------
MACHINERY - 0.3%
            15,956  Kaydon Corporation                                   595,318
                                                                 ---------------
MEDIA - 2.9%
            66,983  ADVO, Inc.                                         1,648,452
            32,668  Dow Jones & Co., Inc.                              1,143,707
           113,229  Valassis Communications, Inc.(1)                   2,671,071
            68,762  Westwood One, Inc.                                   515,715
                                                                 ---------------
                                                                       5,978,945
                                                                 ---------------
METALS & MINING - 0.8%
            69,796  Compass Minerals
                    International Inc.                                 1,741,410
                                                                 ---------------
MULTI-UTILITIES - 4.7%
            18,751  Dominion Resources Inc.                            1,402,387
            66,532  Puget Energy Inc.                                  1,429,107
            73,096  Wisconsin Energy Corp.                             2,945,769
           199,949  XCEL Energy Inc.                                   3,835,022
                                                                 ---------------
                                                                       9,612,285
                                                                 ---------------
MULTILINE RETAIL - 2.8%
           350,839  Dollar General Corp.                               4,904,729
            32,076  Family Dollar Stores, Inc.                           783,617
                                                                 ---------------
                                                                       5,688,346
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - 5.1%
           250,737  Equitable Resources Inc.                           8,399,690
            38,404  Murphy Oil Corp.                                   2,145,247
                                                                 ---------------
                                                                      10,544,937
                                                                 ---------------
PAPER & FOREST PRODUCTS - 2.7%
           113,925  MeadWestvaco Corp.                                 3,181,925
            39,196  Weyerhaeuser Co.                                   2,439,951
                                                                 ---------------
                                                                       5,621,876
                                                                 ---------------
PHARMACEUTICALS - 1.7%
            20,649  Schering-Plough Corp.                                392,950
           137,101  Watson Pharmaceuticals, Inc.(1)                    3,191,712
                                                                 ---------------
                                                                       3,584,662
                                                                 ---------------
REAL ESTATE INVESTMENT TRUSTS - 1.0%
            49,296  Annaly Mortgage Management Inc.                      631,482
            49,311  Education Realty Trust, Inc.                         821,028

MID CAP VALUE - SCHEDULE OF INVESTMENTS
JUNE 30, 2006 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------

            16,646  Rayonier, Inc.                                       631,050
                                                                 ---------------
                                                                       2,083,560
                                                                 ---------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.4%
            71,999  Applied Materials, Inc.                            1,172,144
            27,072  KLA-Tencor Corp.                                   1,125,383
            44,398  Teradyne, Inc.(1)                                    618,464
                                                                 ---------------
                                                                       2,915,991
                                                                 ---------------
SOFTWARE - 0.6%
            12,867  Reynolds & Reynolds Co. Cl A                         394,631
            42,492  Synopsys, Inc.(1)                                    797,575
                                                                 ---------------
                                                                       1,192,206
                                                                 ---------------
SPECIALTY RETAIL - 1.0%
            32,558  Foot Locker, Inc.                                    797,345
            74,402  Gap, Inc. (The)                                    1,294,595
                                                                 ---------------
                                                                       2,091,940
                                                                 ---------------
THRIFTS & MORTGAGE FINANCE - 4.3%
            74,501  Freddie Mac                                        4,247,301
            44,905  Fannie Mae                                         2,159,931
            33,098  MGIC Investment Corp.                              2,151,370
            17,026  Washington Federal, Inc.                             394,833
                                                                 ---------------
                                                                       8,953,435
                                                                 ---------------
TRADING COMPANIES & DISTRIBUTORS - 0.3%
             8,383  Grainger (W.W.), Inc.                                630,653
                                                                 ---------------
TOTAL COMMON STOCKS                                                  202,198,858
  (Cost $203,510,514)                                            ---------------

TEMPORARY CASH INVESTMENTS - 0.3%
Repurchase Agreement, Merrill Lynch & Co., Inc.,
(collateralized by various U.S. Treasury obligations,
4.00% - 4.625%, 3/31/08 - 2/15/14, valued at
$613,569), in a joint trading account at 4.35%,
dated 6/30/06, due 7/3/06 (Delivery value $600,218)                      600,000
                                                                 ---------------
  (Cost $600,000)

TOTAL INVESTMENT SECURITIES - 98.3%                                  202,798,858
                                                                 ---------------
  (COST $204,110,514)
OTHER ASSETS AND LIABILITIES - 1.7%                                    3,587,197
                                                                 ---------------
TOTAL NET ASSETS - 100.0%                                           $206,386,055
                                                                 ===============

MID CAP VALUE - SCHEDULE OF INVESTMENTS
JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Contracts                  Settlement                    Unrealized
to Sell                    Date           Value          Gain (Loss)
--------------------------------------------------------------------------------
1,013,053 Euro for USD     7/31/2006      $1,297,844     $(23,293)
782,647 Euro for USD       7/31/2006       1,002,667      (16,656)
                                          ------------------------
                                          $2,300,511     $(39,949)
                                          ========================
(Value on Settlement Date $2,260,563)

NOTES TO SCHEDULE OF INVESTMENTS
ORD = Foreign Ordinary Share
USD = United States Dollar
(1) Non-income producing.

MID CAP VALUE - SCHEDULE OF INVESTMENTS
JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of June 30, 2006, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                 $206,816,909
                                                ============
Gross tax appreciation of investments           $  4,969,141
Gross tax depreciation of investments            (8,987,192)
                                                ------------
Net tax depreciation of investments             $(4,018,051)
                                                ============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
SMALL CAP VALUE FUND
JUNE 30, 2006

[american century investments logo and text logo]

SMALL CAP VALUE - SCHEDULE OF INVESTMENTS
JUNE 30, 2006 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------

COMMON STOCKS - 97.4%
AEROSPACE & DEFENSE - 1.9%
           135,000  Alliant Techsystems Inc.(1)                   $   10,307,249
           330,000  Curtiss-Wright Corp.                              10,190,400
           200,000  DRS Technologies, Inc.                             9,750,000
           170,000  EDO Corp.                                          4,137,800
           155,000  Moog Inc. Cl A(1)                                  5,304,100
                                                                 ---------------
                                                                      39,689,549
                                                                 ---------------
AIRLINES - 0.5%
           380,000  SkyWest, Inc.                                      9,424,000
                                                                 ---------------
AUTO COMPONENTS - 0.9%
           610,000  ArvinMeritor Inc.                                 10,485,900
           375,000  Cooper Tire & Rubber Co.                           4,177,500
           180,000  Lear Corporation                                   3,997,800
                                                                 ---------------
                                                                      18,661,200
                                                                 ---------------
BUILDING PRODUCTS - 0.5%
           400,000  Griffon Corp.(1)                                  10,440,000
                                                                 ---------------
CAPITAL MARKETS - 1.4%
           355,000  Knight Capital Group, Inc. Cl A(1)                 5,406,650
           937,524  Patriot Capital Funding, Inc.(2)                  10,406,516
           670,000  Waddell & Reed Financial Inc.                     13,775,200
                                                                 ---------------
                                                                      29,588,366
                                                                 ---------------
CHEMICALS - 2.7%
           785,000  Ferro Corp.                                       12,528,600
            65,000  FMC Corp.                                          4,185,350
           405,000  Minerals Technologies Inc.                        21,060,000
           675,000  Olin Corp.                                        12,102,750
           295,000  Sensient Technologies Corp.                        6,168,450
                                                                 ---------------
                                                                      56,045,150
                                                                 ---------------
COMMERCIAL BANKS - 6.5%
           190,000  Central Pacific Financial Corp.                    7,353,000
           285,000  Chemical Financial Corp.                           8,721,000
           110,000  Cullen/Frost Bankers, Inc.                         6,303,000
           570,000  First Midwest Bancorp, Inc.                       21,135,600
           635,000  Fulton Financial Corp.                            10,109,200
           405,000  Greater Bay Bancorp                               11,643,750
           235,000  Hanmi Financial Corp.                              4,568,400
           200,000  Pacific Capital Bancorp                            6,224,000
           115,000  Provident Bankshares Corp.                         4,184,850
           260,000  Sky Financial Group Inc.                           6,138,600
           800,000  South Financial Group Inc. (The)                  21,128,000
           340,000  Sterling Bancshares, Inc.                          6,375,000
           350,000  Susquehanna Bancshares Inc.                        8,365,000
           315,000  TCF Financial Corp.                                8,331,750

SMALL CAP VALUE - SCHEDULE OF INVESTMENTS
JUNE 30, 2006 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------

           125,000  Wilmington Trust Corporation                       5,272,500
                                                                 ---------------
                                                                     135,853,650
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 3.3%
           175,000  ABM Industries Inc.                                2,992,500
           415,000  Corrections Corp. of America(1)                   21,970,100
           265,000  Ennis Inc.                                         5,215,200
           350,000  G&K Services Inc. Cl A                            12,005,000
           310,000  Herman Miller Inc.                                 7,988,700
           145,000  Kelly Services, Inc. Cl A                          3,939,650
           175,000  United Stationers Inc.(1)                          8,631,000
           180,000  Watson Wyatt Worldwide Inc.                        6,325,200
                                                                 ---------------
                                                                      69,067,350
                                                                 ---------------
COMMUNICATIONS EQUIPMENT - 0.9%
           425,000  Andrew Corporation(1)                              3,765,500
           125,000  Avocent Corp.(1)                                   3,281,250
           200,000  Belden CDT Inc.                                    6,610,000
           690,000  EFJ Inc.(1)                                        4,146,900
                                                                 ---------------
                                                                      17,803,650
                                                                 ---------------
COMPUTERS & PERIPHERALS - 1.0%
           305,000  Electronics for Imaging, Inc.(1)                   6,368,400
           155,000  Imation Corporation                                6,362,750
         1,795,000  McData Corporation Cl A(1)                         7,323,600
                                                                 ---------------
                                                                      20,054,750
                                                                 ---------------
CONSTRUCTION & ENGINEERING - 1.8%
           190,000  Granite Construction Inc.                          8,601,300
           235,000  Insituform Technologies, Inc. Cl A(1)              5,379,150
           580,000  Shaw Group Inc. (The)(1)                          16,124,000
           140,000  Washington Group
                    International, Inc.(1)                             7,467,600
                                                                 ---------------
                                                                      37,572,050
                                                                 ---------------
CONSTRUCTION MATERIALS - 0.3%
           105,000  Texas Industries Inc.                              5,575,500
                                                                 ---------------
CONSUMER FINANCE - 0.7%
           860,000  Advance America, Cash
                    Advance Centers, Inc.                             15,084,400
                                                                 ---------------
CONTAINERS & PACKAGING - 1.7%
           165,000  AptarGroup, Inc.                                   8,185,650
           520,000  Bemis Co., Inc.                                   15,922,400
           335,000  Sonoco Products Co.                               10,602,750
                                                                 ---------------
                                                                      34,710,800
                                                                 ---------------

SMALL CAP VALUE - SCHEDULE OF INVESTMENTS
JUNE 30, 2006 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------

DIVERSIFIED - 1.4%
            45,000  iShares Russell 2000 Index Fund                    3,226,500
           295,000  iShares Russell 2000 Value
                    Index Fund                                        21,278,350
            60,000  iShares S&P SmallCap 600/BARRA
                    Value Index Fund                                   4,167,000
                                                                 ---------------
                                                                      28,671,850
                                                                 ---------------
DIVERSIFIED FINANCIAL SERVICES - 0.5%
           420,000  Asset Acceptance Capital Corp.(1)                  8,316,000
           155,000  Medallion Financial Corp.                          2,008,800
                                                                 ---------------
                                                                      10,324,800
                                                                 ---------------
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.5%
           335,000  Commonwealth Telephone
                    Enterprises, Inc.                                 11,108,600
                                                                 ---------------
ELECTRIC UTILITIES - 1.8%
           300,000  Empire District Electric Co.                       6,165,000
           380,000  Great Plains Energy Inc.                          10,586,800
           310,000  IDACORP, Inc.                                     10,629,900
           470,000  Westar Energy Inc.                                10,340,000
                                                                 ---------------
                                                                      37,721,700
                                                                 ---------------
ELECTRICAL EQUIPMENT - 1.0%
            80,000  Acuity Brands Inc.                                 3,112,800
            45,000  Genlyte Group Inc.(1)                              3,259,350
           250,000  LSI Industries Inc.                                4,247,500
           240,000  Regal-Beloit Corp.                                10,596,000
                                                                 ---------------
                                                                      21,215,650
                                                                 ---------------
ELECTRONIC EQUIPMENT & INSTRUMENTS - 3.7%
           255,000  Aeroflex Inc.(1)                                   2,975,850
           560,000  Applied Films Corp.(1)                            15,954,400
           690,000  Avnet Inc.(1)                                     13,813,800
           530,000  Benchmark Electronics Inc.(1)                     12,783,600
           155,000  Coherent, Inc.(1)                                  5,228,150
           140,000  FLIR Systems, Inc.(1)                              3,088,400
            85,000  Littelfuse, Inc.(1)                                2,922,300
           405,000  Methode Electronics, Inc.                          4,256,550
           560,000  Paxar Corp.(1)                                    11,519,200
           265,000  Vishay Intertechnology, Inc.(1)                    4,168,450
                                                                 ---------------
                                                                      76,710,700
                                                                 ---------------
ENERGY EQUIPMENT & SERVICES - 2.0%
           465,000  Global Industries Ltd.(1)                          7,765,500
           115,000  Helmerich & Payne, Inc.                            6,929,900
           135,000  Hornbeck Offshore Services Inc.(1)                 4,795,200
           550,000  Key Energy Group, Inc.(1)                          8,387,500
           150,000  Lone Star Technologies, Inc.(1)                    8,103,000

SMALL CAP VALUE - SCHEDULE OF INVESTMENTS
JUNE 30, 2006 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------

            90,000  Lufkin Industries Inc.                             5,348,700
                                                                 ---------------
                                                                      41,329,800
                                                                 ---------------
FOOD & STAPLES RETAILING - 0.6%
           155,000  BJ's Wholesale Club Inc.(1)                        4,394,250
           120,000  Casey's General Stores, Inc.                       3,001,200
           195,000  Performance Food Group Co.(1)                      5,924,100
                                                                 ---------------
                                                                      13,319,550
                                                                 ---------------
FOOD PRODUCTS - 2.4%
           290,000  Corn Products International Inc.                   8,874,000
           350,000  Delta and Pine Land Company                       10,290,000
           210,000  JM Smucker Co. (The)                               9,387,000
           335,000  Lancaster Colony Corp.                            13,222,450
           100,000  Ralcorp Holdings, Inc.(1)                          4,253,000
           210,000  Reddy Ice Holdings Inc.                            4,273,500
                                                                 ---------------
                                                                      50,299,950
                                                                 ---------------
GAS UTILITIES - 1.7%
           360,000  Atmos Energy Corp.                                10,047,600
           170,000  Northwest Natural Gas Co.                          6,295,100
           675,968  WGL Holdings Inc.                                 19,569,274
                                                                 ---------------
                                                                      35,911,974
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 3.5%
           130,000  Arrow International Inc.                           4,273,100
           415,000  Beckman Coulter, Inc.                             23,053,250
           145,000  Biosite Inc.(1)                                    6,620,700
           255,000  Dade Behring Holdings Inc.                        10,618,200
           341,730  Orthofix International N.V.(1)                    13,030,165
           290,000  Steris Corp.                                       6,629,400
           190,000  Vital Signs Inc.                                   9,410,700
                                                                 ---------------
                                                                      73,635,515
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 2.8%
           470,000  Alliance Imaging Inc.(1)                           3,008,000
           370,000  Amsurg Corp.(1)                                    8,417,500
           225,000  Apria Healthcare Group Inc.(1)                     4,252,500
           225,000  Community Health Systems Inc.(1)                   8,268,750
           655,000  LifePoint Hospitals Inc.(1)                       21,045,150
           110,000  Owens & Minor Inc.                                 3,146,000
            95,000  Pediatrix Medical Group, Inc.(1)                   4,303,500
           125,000  Universal Health Services, Inc. Cl B               6,282,500
                                                                 ---------------
                                                                      58,723,900
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 3.1%
           650,000  CEC Entertainment Inc.(1)                         20,878,000
           365,000  International Speedway Corp.                      16,925,050
           300,000  Rare Hospitality International Inc.(1)             8,628,000

SMALL CAP VALUE - SCHEDULE OF INVESTMENTS
JUNE 30, 2006 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------

            13,037  Red Robin Gourmet Burgers Inc.(1)                    554,855
           250,000  Ruby Tuesday Inc.                                  6,102,500
           115,000  Speedway Motorsports Inc.                          4,340,100
           545,000  Town Sports International
                    Holdings, Inc.(1)                                  6,649,000
                                                                 ---------------
                                                                      64,077,505
                                                                 ---------------
HOUSEHOLD DURABLES - 0.9%
            65,000  Beazer Homes USA, Inc.                             2,981,550
           285,000  Ethan Allen Interiors Inc.                        10,416,750
            75,000  Snap-on Incorporated                               3,031,500
           165,000  WCI Communities Inc.(1)                            3,323,100
                                                                 ---------------
                                                                      19,752,900
                                                                 ---------------
HOUSEHOLD PRODUCTS - 0.4%
           100,000  Central Garden and Pet Co.(1)                      4,305,000
           130,000  WD-40 Co.                                          4,364,100
                                                                 ---------------
                                                                       8,669,100
                                                                 ---------------
INSURANCE - 6.6%
           440,000  American Equity Investment
                    Life Holding Co.                                   4,690,400
           110,000  AmerUs Group Co.                                   6,440,500
           890,000  Aspen Insurance Holdings Ltd.                     20,728,100
           235,000  Delphi Financial Group, Inc. Cl A                  8,544,600
           230,000  Direct General Corp.                               3,891,600
           350,000  HCC Insurance Holdings, Inc.                      10,304,000
           285,000  Hilb Rogal & Hobbs Co.                            10,621,950
           640,000  National Atlantic Holdings
                    Corp. Cl A(1)(2)                                   6,016,000
           375,000  Phoenix Companies Inc.                             5,280,000
           980,000  Platinum Underwriters Holdings                    27,420,399
            95,000  ProAssurance Corp.(1)                              4,577,100
           225,000  Protective Life Corporation                       10,489,500
           445,000  Scottish Re Group Ltd.(1)                          7,422,600
            60,000  Stancorp Financial Group Inc.                      3,054,600
           250,000  United Fire & Casualty Co.                         7,532,500
                                                                 ---------------
                                                                     137,013,849
                                                                 ---------------
IT SERVICES - 2.0%
           730,000  Covansys Corp.(1)                                  9,176,100
           355,000  MAXIMUS, Inc.                                      8,218,250
           100,000  MoneyGram International Inc.                       3,395,000
         1,510,000  Perot Systems Corp. Cl A(1)                       21,864,800
                                                                 ---------------
                                                                      42,654,150
                                                                 ---------------
LEISURE EQUIPMENT & PRODUCTS - 0.3%
           580,000  K2 Inc.(1)                                         6,345,200
                                                                 ---------------
MACHINERY - 5.5%
           615,000  AGCO Corp.(1)                                     16,186,800
            75,000  Albany International Corp.                         3,179,250
           665,000  Briggs & Stratton Corp.                           20,688,150

SMALL CAP VALUE - SCHEDULE OF INVESTMENTS
JUNE 30, 2006 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------

           215,000  Crane Co.                                          8,944,000
           295,000  Kadant Inc.(1)                                     6,785,000
           455,000  Kaydon Corporation                                16,976,050
           260,000  Kennametal Inc.                                   16,185,000
           325,000  Mueller Industries Inc.                           10,734,750
           450,000  Timken Co.                                        15,079,500
                                                                 ---------------
                                                                     114,758,500
                                                                 ---------------
MARINE - 0.2%
           115,000  Alexander & Baldwin, Inc.                          5,091,050
                                                                 ---------------
MEDIA - 1.8%
           110,000  ADVO, Inc.                                         2,707,100
           495,000  Hearst-Argyle Television, Inc.                    10,919,700
         1,130,000  Journal Communications Inc.                       12,701,200
           495,000  Valassis Communications, Inc.(1)                  11,677,050
                                                                 ---------------
                                                                      38,005,050
                                                                 ---------------
METALS & MINING - 2.3%
           120,000  Compass Minerals International Inc.                2,994,000
           145,000  Gibraltar Industries Inc.                          4,205,000
            65,000  Oregon Steel Mills, Inc.(1)                        3,292,900
            75,000  Quanex Corporation                                 3,230,250
            40,000  Reliance Steel & Aluminum
                    Company                                            3,318,000
           680,000  Schnitzer Steel Industries,
                    Inc. Cl A                                         24,126,400
           160,000  Steel Technologies Inc.                            3,110,400
           140,000  Worthington Industries, Inc.                       2,933,000
                                                                 ---------------
                                                                      47,209,950
                                                                 ---------------
MULTI-UTILITIES - 0.8%
           735,000  Puget Energy Inc.                                 15,787,800
                                                                 ---------------
MULTILINE RETAIL - 0.8%
           625,000  Fred's, Inc.                                       8,343,750
           700,000  Tuesday Morning Corp.                              9,205,000
                                                                 ---------------
                                                                      17,548,750
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - 4.7%
           440,000  Alpha Natural Resources, Inc.(1)                   8,632,800
           505,000  Arlington Tankers Ltd.                            11,453,400
           235,000  Cimarex Energy Co.                                10,105,000
         1,060,000  Double Hull Tankers Inc.                          14,278,200
           165,000  Encore Acquisition Co.(1)                          4,426,950
           130,000  Forest Oil Corporation(1)                          4,310,800
           381,180  Helix Energy Solutions Group, Inc.(1)             15,384,425
            50,000  Houston Exploration Co.(1)                         3,059,500
            85,000  Plains Exploration & Production Co.(1)             3,445,900
           255,000  Remington Oil & Gas Corp.(1)                      11,212,350
           205,000  St. Mary Land & Exploration Co.                    8,251,250

SMALL CAP VALUE - SCHEDULE OF INVESTMENTS
JUNE 30, 2006 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------

            65,000  Stone Energy Corp.(1)                              3,025,750
                                                                 ---------------
                                                                      97,586,325
                                                                 ---------------
PAPER & FOREST PRODUCTS - 0.7%
           275,000  Glatfelter                                         4,364,250
           325,000  Neenah Paper Inc.                                  9,896,250
                                                                 ---------------
                                                                      14,260,500
                                                                 ---------------
PERSONAL PRODUCTS - 0.1%
           100,000  Chattem, Inc.(1)                                   3,037,000
                                                                 ---------------
PHARMACEUTICALS - 1.4%
           335,000  Kos Pharmaceuticals, Inc.(1)                      12,602,700
           345,000  Par Pharmaceutical
                    Companies Inc.(1)                                  6,368,700
           660,000  Perrigo Co.                                       10,626,000
                                                                 ---------------
                                                                      29,597,400
                                                                 ---------------
REAL ESTATE INVESTMENT TRUSTS - 4.7%
           815,000  American Financial Realty Trust                    7,889,200
           850,000  Annaly Mortgage Management Inc.                   10,888,500
            60,000  BRE Properties, Inc.                               3,300,000
           780,000  Getty Realty Corp.                                22,183,200
           360,000  Healthcare Realty Trust Inc.                      11,466,000
           525,000  Highland Hospitality Corp.                         7,392,000
           375,000  Lexington Corporate Properties Trust               8,100,000
           135,000  Mack-Cali Realty Corp.                             6,199,200
           375,000  National Retail Properties, Inc.                   7,481,250
           555,000  Realty Income Corp.                               12,154,500
                                                                 ---------------
                                                                      97,053,850
                                                                 ---------------
ROAD & RAIL - 1.6%
           125,000  Arkansas Best Corporation                          6,276,250
           350,000  Heartland Express, Inc.                            6,261,500
           125,000  Ryder System, Inc.                                 7,303,750
           670,000  Werner Enterprises Inc.                           13,580,900
                                                                 ---------------
                                                                      33,422,400
                                                                 ---------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.2%
           935,000  Mattson Technology Inc.(1)                         9,134,950
           400,000  Silicon Image, Inc.(1)                             4,312,000
           300,000  Varian Semiconductor Equipment
                    Associates, Inc.(1)                                9,783,000
            72,305  Veeco Instruments Inc.(1)                          1,723,751
                                                                 ---------------
                                                                      24,953,701
                                                                 ---------------
SOFTWARE - 4.5%
           610,000  Dendrite International, Inc.(1)                    5,636,400
           310,000  Jack Henry & Associates Inc.                       6,094,600
         1,665,000  Parametric Technology Corp.(1)                    21,162,150

SMALL CAP VALUE - SCHEDULE OF INVESTMENTS
JUNE 30, 2006 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------

         2,417,889  Sybase, Inc.(1)                                   46,907,047
           220,000  Synopsys, Inc.(1)                                  4,129,400
         1,010,000  Ulticom, Inc.(1)                                  10,574,700
                                                                 ---------------
                                                                      94,504,297
                                                                 ---------------
SPECIALTY RETAIL - 2.8%
           435,000  Borders Group Inc.                                 8,030,100
           145,000  Christopher & Banks Corporation                    4,205,000
           725,000  Hot Topic, Inc.(1)                                 8,344,750
           160,000  Pacific Sunwear of California(1)                   2,868,800
           305,000  PETCO Animal Supplies Inc.(1)                      6,231,150
           900,000  Pier 1 Imports, Inc.                               6,282,000
           110,000  Stage Stores Inc.                                  3,630,000
           455,000  Talbots Inc.                                       8,394,750
           160,000  United Auto Group, Inc.                            3,416,000
           260,000  Zale Corp.(1)                                      6,263,400
                                                                 ---------------
                                                                      57,665,950
                                                                 ---------------
TEXTILES, APPAREL & LUXURY GOODS - 1.8%
           135,000  Columbia Sportswear Co.(1)                         6,110,100
           460,000  Kenneth Cole Productions Inc.                     10,271,800
           910,000  Wolverine World Wide, Inc.                        21,230,300
                                                                 ---------------
                                                                      37,612,200
                                                                 ---------------
THRIFTS & MORTGAGE FINANCE - 2.8%
           470,000  Flagstar Bancorp Inc.                              7,501,200
            95,000  MAF Bancorp Inc.                                   4,069,800
           255,000  Triad Guaranty Inc.(1)                            12,464,400
         1,270,000  Washington Federal, Inc.                          29,451,300
            85,000  Webster Financial Corp.                            4,032,400
                                                                 ---------------
                                                                      57,519,100
                                                                 ---------------
TRADING COMPANIES & DISTRIBUTORS - 0.4%
           325,000  UAP Holding Corp.                                  7,088,250
                                                                 ---------------
TOTAL COMMON STOCKS                                                2,029,759,181
  (Cost $1,863,462,740)                                          ---------------

TEMPORARY CASH INVESTMENTS - 3.8%
Repurchase Agreement, Deutsche Bank Securities,
Inc., (collateralized by various U.S. Treasury
obligations, 8.125%, 8/15/21, valued at
$80,785,303), in a joint trading account at
4.25%, dated 6/30/06, due 7/3/06
(Delivery value $79,128,015)                                          79,100,000
                                                                 ---------------
  (Cost $79,100,000)

TOTAL INVESTMENT SECURITIES - 101.2%                               2,108,859,181
                                                                 ---------------
  (COST $1,942,562,740)

SMALL CAP VALUE - SCHEDULE OF INVESTMENTS
JUNE 30, 2006 (UNAUDITED)
                                                                       VALUE
--------------------------------------------------------------------------------

OTHER ASSETS AND LIABILITIES - (1.2)%  (24,317,773)
                                                                 ---------------
TOTAL NET ASSETS - 100.0%                                         $2,084,541,408
                                                                 ===============

NOTES TO SCHEDULE OF INVESTMENTS
(1) Non-income producing.
(2) Affiliated Company: the fund's holding represents ownership of 5% or more of the voting securities of the company; therefore, the company is affiliated as defined in the Investment Company Act of 1940.

SMALL CAP VALUE - SCHEDULE OF INVESTMENTS
JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. AFFILIATED COMPANY TRANSACTIONS

If a fund's holding represents ownership of 5% or more of the voting securities of a company, the company is affiliated as defined in the 1940 Act.  A summary of transactions for each company which is or was an affiliate at or during the three months ended June 30, 2006, follows:

                                                                   JUNE 30, 2006
           BALANCE     PURCHASE      SALES      REALIZED   DIVIDEND     SHARE         MARKET
COMPANY     3/31/06        COST       COST   GAIN (LOSS)     INCOME   BALANCE          VALUE
National
Atlantic
Holdings
Corp.
Cl A(1)    665,000            -   $300,000     $(42,544)          -   640,000    $ 6,016,000

Patriot
Capital
Funding,
Inc.       675,000   $2,994,792          -             -   $223,300   937,524     10,406,516
                     ----------   --------     ---------   --------              -----------
                     $2,994,792   $300,000     $(42,544)   $223,300              $16,422,516
                     ==========   ========     =========   ========              ===========
(1) Non-income producing.

2. FEDERAL TAX INFORMATION

As of June 30, 2006, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments            $1,983,934,440
                                           ==============
Gross tax appreciation of investments      $  226,684,644
Gross tax depreciation of investments       (101,759,903)
                                           --------------
Net tax appreciation of investments        $  124,924,741
                                           ==============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
VALUE FUND
JUNE 30, 2006

[american century investments logo and text logo]

VALUE - SCHEDULE OF INVESTMENTS
JUNE 30, 2006 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------

COMMON STOCKS - 98.5%
AEROSPACE & DEFENSE - 0.7%
           466,169  Honeywell International Inc.                  $   18,786,612
                                                                 ---------------
AUTO COMPONENTS - 0.7%
         1,624,096  Cooper Tire & Rubber Co.(1)                       18,092,429
                                                                 ---------------
BEVERAGES - 2.9%
         1,000,302  Anheuser-Busch Companies, Inc.                    45,603,768
         1,753,251  Coca-Cola Enterprises Inc.                        35,713,723
                                                                 ---------------
                                                                      81,317,491
                                                                 ---------------
BUILDING PRODUCTS - 1.1%
         1,023,286  Masco Corp.(1)                                    30,330,197
                                                                 ---------------
CAPITAL MARKETS - 0.7%
           158,877  Merrill Lynch & Co., Inc.                         11,051,485
           122,507  Morgan Stanley                                     7,743,667
                                                                 ---------------
                                                                      18,795,152
                                                                 ---------------
CHEMICALS - 7.6%
           121,723  Air Products & Chemicals, Inc.                     7,780,534
           735,845  du Pont (E.I.) de Nemours & Co.                   30,611,152
         3,244,766  International Flavors &
                    Fragrances Inc.(1)                               114,345,554
           866,057  Minerals Technologies Inc.(1)                     45,034,964
           917,832  Nalco Holding Co.(2)                              16,181,378
                                                                 ---------------
                                                                     213,953,582
                                                                 ---------------
COMMERCIAL BANKS - 4.6%
           118,928  BB&T Corporation                                   4,946,216
         1,407,210  Fifth Third Bancorp                               51,996,410
           783,123  SunTrust Banks, Inc.                              59,720,959
           334,797  U.S. Bancorp                                      10,338,531
                                                                 ---------------
                                                                     127,002,116
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 0.8%
           534,062  Republic Services, Inc. Cl A                      21,544,061
                                                                 ---------------
COMPUTERS & PERIPHERALS - 0.8%
           878,471  Dell Inc.(2)                                      21,443,477
                                                                 ---------------
CONTAINERS & PACKAGING - 1.1%
           983,030  Bemis Co., Inc.                                   30,100,379
                                                                 ---------------
DIVERSIFIED - 0.6%
           120,897  Standard and Poor's 500
                    Depositary Receipt(1)                             15,367,218
                                                                 ---------------

VALUE - SCHEDULE OF INVESTMENTS
JUNE 30, 2006 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES - 4.7%
         2,094,121  Bank of America Corp.                            100,727,220
           580,247  Citigroup Inc.                                    27,991,115
                                                                 ---------------
                                                                     128,718,335
                                                                 ---------------
DIVERSIFIED TELECOMMUNICATION SERVICES - 2.4%
           518,438  BellSouth Corp.                                   18,767,456
           521,420  Commonwealth Telephone
                    Enterprises, Inc.(1)                              17,290,287
           874,178  Verizon Communications Inc.                       29,276,221
                                                                 ---------------
                                                                      65,333,964
                                                                 ---------------
ELECTRIC UTILITIES - 1.2%
           119,340  FPL Group, Inc.                                    4,938,289
         1,394,164  Northeast Utilities                               28,817,370
                                                                 ---------------
                                                                      33,755,659
                                                                 ---------------
ELECTRICAL EQUIPMENT - 0.6%
           338,065  Hubbell Inc. Cl B                                 16,108,797
                                                                 ---------------
FOOD & STAPLES RETAILING - 1.5%
           882,871  Wal-Mart Stores, Inc.                             42,527,896
                                                                 ---------------
FOOD PRODUCTS - 5.3%
           855,243  ConAgra Foods, Inc.                               18,909,423
           266,376  General Mills, Inc.                               13,760,984
           602,294  H.J. Heinz Company                                24,826,559
         2,125,964  Kraft Foods Inc. Cl A(1)                          65,692,288
         1,025,059  Unilever N.V. New York Shares                     23,115,080
                                                                 ---------------
                                                                     146,304,334
                                                                 ---------------
GAS UTILITIES - 0.7%
           682,115  WGL Holdings Inc.(1)                              19,747,229
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 3.0%
         1,171,824  Beckman Coulter, Inc.(1)                          65,094,823
         1,126,363  Symmetry Medical Inc.(1) (2)                      17,345,990
                                                                 ---------------
                                                                      82,440,813
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 2.3%
         1,022,582  HCA Inc.                                          44,124,414
           382,290  Universal Health Services,
                    Inc. Cl B(1)                                      19,213,895
                                                                 ---------------
                                                                      63,338,309
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 3.5%
           470,024  International Speedway Corp.                      21,795,013
         1,238,487  OSI Restaurant Partners, Inc.(1)                  42,851,650

VALUE - SCHEDULE OF INVESTMENTS
JUNE 30, 2006 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------

           836,504  Speedway Motorsports Inc.(1)                      31,569,661
                                                                 ---------------
                                                                      96,216,324
                                                                 ---------------
HOUSEHOLD PRODUCTS - 4.5%
         2,016,636  Kimberly-Clark Corp.                             124,426,441
                                                                 ---------------
INDUSTRIAL CONGLOMERATES - 1.4%
         1,147,879  General Electric Co.                              37,834,092
                                                                 ---------------
INSURANCE - 6.5%
           297,587  Ambac Financial Group, Inc.                       24,134,306
         1,661,125  American International Group, Inc.                98,089,431
               201  Berkshire Hathaway Inc. Cl A(2)                   18,423,459
         1,437,551  Marsh & McLennan Companies, Inc.(1)               38,655,746
                                                                 ---------------
                                                                     179,302,942
                                                                 ---------------
IT SERVICES - 1.4%
           516,422  International Business
                    Machines Corp.                                    39,671,538
                                                                 ---------------
LEISURE EQUIPMENT & PRODUCTS - 1.3%
         1,949,369  Hasbro, Inc.                                      35,303,073
                                                                 ---------------
MEDIA - 1.4%
           315,539  New York Times Co. (The) Cl A(1)                   7,743,327
           160,324  Time Warner Inc.                                   2,773,605
           801,702  Valassis Communications, Inc.(1) (2)              18,912,150
         1,269,858  Westwood One, Inc.(1)                              9,523,935
                                                                 ---------------
                                                                      38,953,017
                                                                 ---------------
MULTI-UTILITIES - 4.8%
           134,975  Ameren Corp.(1)                                    6,816,238
           154,477  Consolidated Edison, Inc.(1)                       6,864,958
           278,539  Dominion Resources Inc.                           20,831,932
         1,025,701  Wisconsin Energy Corp.(1)                         41,335,750
         2,911,938  XCEL Energy Inc.(1)                               55,850,970
                                                                 ---------------
                                                                     131,699,848
                                                                 ---------------
MULTILINE RETAIL - 2.3%
         3,706,732  Dollar General Corp.                              51,820,113
           464,011  Family Dollar Stores, Inc.(1)                     11,335,789
                                                                 ---------------
                                                                      63,155,902
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - 7.5%
         1,039,752  Chevron Corp.                                     64,527,009
         2,394,855  Equitable Resources Inc.(1)                       80,227,642
           836,296  Exxon Mobil Corp.                                 51,306,760

VALUE - SCHEDULE OF INVESTMENTS
JUNE 30, 2006 (UNAUDITED)
SHARES/PRINCIPAL AMOUNT                                                 VALUE
--------------------------------------------------------------------------------

           248,360  Murphy Oil Corp.                                  13,873,390
                                                                 ---------------
                                                                     209,934,801
                                                                 ---------------
PAPER & FOREST PRODUCTS - 2.1%
         1,036,157  MeadWestvaco Corp.                                28,939,865
           464,542  Weyerhaeuser Co.                                  28,917,740
                                                                 ---------------
                                                                      57,857,605
                                                                 ---------------
PHARMACEUTICALS - 6.1%
         1,049,348  Abbott Laboratories                               45,762,066
           568,665  Bristol-Myers Squibb Co.                          14,705,677
           125,771  Eli Lilly and Company                              6,951,363
           403,930  Johnson & Johnson                                 24,203,486
           338,505  Merck & Co., Inc.                                 12,331,737
         1,375,947  Pfizer Inc.                                       32,293,476
         1,420,192  Watson Pharmaceuticals, Inc.(2)                   33,062,070
                                                                 ---------------
                                                                     169,309,875
                                                                 ---------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.2%
         3,164,508  Intel Corp.                                       59,967,427
                                                                 ---------------
SOFTWARE - 1.7%
         2,063,747  Microsoft Corporation                             48,085,305
                                                                 ---------------
SPECIALTY RETAIL - 2.6%
           431,217  Foot Locker, Inc.                                 10,560,504
           996,732  Gap, Inc. (The)                                   17,343,137
         1,205,926  Home Depot, Inc. (The)                            43,160,092
                                                                 ---------------
                                                                      71,063,733
                                                                 ---------------
THRIFTS & MORTGAGE FINANCE - 5.9%
         1,109,472  Fannie Mae                                        53,365,603
         1,649,906  Freddie Mac                                       94,061,141
           235,351  MGIC Investment Corp.(1)                          15,297,815
                                                                 ---------------
                                                                     162,724,559
                                                                 ---------------
TOTAL COMMON STOCKS                                                2,720,514,532
  (Cost $2,627,695,495)                                          ---------------

TEMPORARY CASH INVESTMENTS - 0.5%
        14,700,000  FHLB Discount Notes, 4.90%,
                    7/3/06(3)                                         14,700,000
                                                                 ---------------
  (Cost $14,695,998)

VALUE - SCHEDULE OF INVESTMENTS
JUNE 30, 2006 (UNAUDITED)
                                                                        VALUE
--------------------------------------------------------------------------------

COLLATERAL RECEIVED FOR SECURITIES LENDING(4) - 9.7%
Repurchase Agreement, Morgan Stanley,
(collateralized by various U.S. Government Agency
obligations in a pooled account at the lending
agent), 5.25%, dated 6/30/06, due 7/3/06
(Delivery value $100,043,750)                                        100,000,000

Repurchase Agreement, UBS AG, (collateralized
by various U.S. Government Agency obligations in
a pooled account at the lending agent), 5.31%,
dated 6/30/06, due 7/3/06
(Delivery value $169,587,080)                                        169,512,036
                                                                 ---------------
TOTAL COLLATERAL RECEIVED FOR SECURITIES LENDING                     269,512,036
  (Cost $269,512,036)                                            ---------------

TOTAL INVESTMENT SECURITIES - 108.7%                               3,004,726,568
                                                                 ---------------
  (COST $2,911,903,529)
OTHER ASSETS AND LIABILITIES - (8.7)%                              (239,335,623)
                                                                 ---------------
TOTAL NET ASSETS - 100.0%                                         $2,765,390,945
                                                                 ===============

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Contracts                Settlement                 Unrealized
to Sell                  Date             Value     Gain (Loss)
7,549,114 Euro for USD   7/31/06      $ 9,671,341   $(173,573)
5,911,849 Euro for USD   7/31/06        7,573,803    (124,390)
                                      ------------------------
                                      $17,245,144   $(297,963)
                                      ========================

(Value on Settlement Date $16,947,181)

NOTES TO SCHEDULE OF INVESTMENTS
FHLB = Federal Home Loan Bank
USD = United States Dollar
(1) Security, or a portion thereof, was on loan as of June 30, 2006. The aggregate value of securities on loan at June 30, 2006, was $265,798,919.
(2) Non-income producing.
(3) The rate indicated is yield to maturity at purchase.
(4) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions.

VALUE - SCHEDULE OF INVESTMENTS
JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. AFFILIATED COMPANY TRANSACTIONS

If a fund's holding represents ownership of 5% or more of the voting securities of a company, the company is affiliated as defined in the 1940 Act. A summary of transactions for each company which is or was an affiliate at or during the three months ended June 30, 2006 follows:

                SHARE                                                         JUNE 30, 2006
               BALANCE    PURCHASE    SALES         REALIZED    DIVIDEND    SHARE      MARKET
COMPANY        3/31/06      COST       COST        GAIN (LOSS)   INCOME    BALANCE      VALUE
Minerals
Technologies
Inc.(1)        960,936   $3,588,827   $10,023,679   $(512,750)   $42,237   866,057   $45,034,964
(1) Company was not an affiliate at June 30, 2006.

2. FEDERAL TAX INFORMATION

As of June 30, 2006, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments              $2,973,911,931
                                             ==============
Gross tax appreciation of investments        $  146,972,053
Gross tax depreciation of investments         (116,157,416)
                                             --------------
Net tax appreciation of investments          $   30,814,637
                                             ==============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
LARGE COMPANY VALUE FUND
JUNE 30, 2006

[american century investments logo and text logo]

LARGE COMPANY VALUE - SCHEDULE OF INVESTMENTS
JUNE 30, 2006 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------

COMMON STOCKS - 95.6%
AEROSPACE & DEFENSE - 0.7%
           226,771  Northrop Grumman Corp.                        $   14,526,956
                                                                 ---------------
AUTO COMPONENTS - 0.2%
           178,009  Lear Corporation                                   3,953,580
                                                                 ---------------
BEVERAGES - 1.8%
           480,800  Coca-Cola Company (The)                           20,684,016
           566,437  Pepsi Bottling Group Inc.                         18,210,950
                                                                 ---------------
                                                                      38,894,966
                                                                 ---------------
CAPITAL MARKETS - 3.9%
           612,359  Bank of New York Co., Inc. (The)                  19,717,960
           444,600  Merrill Lynch & Co., Inc.                         30,926,376
           528,000  Morgan Stanley                                    33,374,880
                                                                 ---------------
                                                                      84,019,216
                                                                 ---------------
CHEMICALS - 2.1%
           444,700  du Pont (E.I.) de Nemours & Co.                   18,499,520
           391,855  PPG Industries, Inc.                              25,862,430
                                                                 ---------------
                                                                      44,361,950
                                                                 ---------------
COMMERCIAL BANKS - 6.5%
           297,700  National City Corp.                               10,773,763
           221,875  PNC Financial Services Group                      15,568,969
           960,936  U.S. Bancorp                                      29,673,704
           680,802  Wachovia Corp.                                    36,817,772
           723,395  Wells Fargo & Co.                                 48,525,336
                                                                 ---------------
                                                                     141,359,544
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 1.2%
           384,218  R.R. Donnelley & Sons Company                     12,275,765
           410,557  Waste Management, Inc.                            14,730,785
                                                                 ---------------
                                                                      27,006,550
                                                                 ---------------
COMMUNICATIONS EQUIPMENT - 0.3%
           514,640  Avaya Inc.(1)                                      5,877,189
                                                                 ---------------
COMPUTERS & PERIPHERALS - 1.7%
         1,136,600  Hewlett-Packard Co.                               36,007,488
                                                                 ---------------
DIVERSIFIED - 1.3%
           214,727  Standard and Poor's 500
                    Depositary Receipt                                27,293,949
                                                                 ---------------

LARGE COMPANY VALUE - SCHEDULE OF INVESTMENTS
JUNE 30, 2006 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------

DIVERSIFIED CONSUMER SERVICES - 0.3%
           227,000  Block (H & R), Inc.                                5,416,220
                                                                 ---------------
DIVERSIFIED FINANCIAL SERVICES - 10.5%
         1,539,026  Bank of America Corp.                             74,027,150
         2,082,061  Citigroup Inc.                                   100,438,622
         1,250,764  J.P. Morgan Chase & Co.                           52,532,088
                                                                 ---------------
                                                                     226,997,860
                                                                 ---------------
DIVERSIFIED TELECOMMUNICATION SERVICES - 4.3%
         1,384,124  AT&T Inc.                                         38,603,219
           693,825  BellSouth Corp.                                   25,116,465
           874,380  Verizon Communications Inc.                       29,282,986
                                                                 ---------------
                                                                      93,002,670
                                                                 ---------------
ELECTRIC UTILITIES - 2.9%
           620,682  Exelon Corporation                                35,273,358
           849,020  PPL Corporation                                   27,423,346
                                                                 ---------------
                                                                      62,696,704
                                                                 ---------------
FOOD & STAPLES RETAILING - 1.9%
         1,056,893  Kroger Co. (The)                                  23,103,681
           372,566  Wal-Mart Stores, Inc.                             17,946,504
                                                                 ---------------
                                                                      41,050,185
                                                                 ---------------
FOOD PRODUCTS - 1.3%
           627,145  Sara Lee Corp.                                    10,046,863
           838,900  Unilever N.V. New York Shares                     18,917,195
                                                                 ---------------
                                                                      28,964,058
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 0.5%
           254,285  HCA Inc.                                          10,972,398
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 1.1%
           715,758  McDonald's Corporation                            24,049,469
                                                                 ---------------
HOUSEHOLD DURABLES - 0.7%
           555,667  Newell Rubbermaid Inc.                            14,352,879
                                                                 ---------------
INDUSTRIAL CONGLOMERATES - 2.3%
           763,344  General Electric Co.                              25,159,818
           900,621  Tyco International Ltd.                           24,767,078
                                                                 ---------------
                                                                      49,926,896
                                                                 ---------------

LARGE COMPANY VALUE - SCHEDULE OF INVESTMENTS
JUNE 30, 2006 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------

INSURANCE - 6.2%
           515,424  Allstate Corp.                                    28,209,156
           560,000  American International Group, Inc.                33,067,999
           307,942  Hartford Financial Services
                    Group Inc. (The)                                  26,051,893
           499,366  Loews Corp.                                       17,702,525
           435,721  Marsh & McLennan Companies, Inc.                  11,716,538
           284,638  Torchmark Corp.                                   17,283,219
                                                                 ---------------
                                                                     134,031,330
                                                                 ---------------
IT SERVICES - 2.5%
           210,811  Computer Sciences Corp.(1)                        10,211,685
           331,442  Fiserv, Inc.(1)                                   15,034,209
           385,491  International Business
                    Machines Corp.                                    29,613,419
                                                                 ---------------
                                                                      54,859,313
                                                                 ---------------
MACHINERY - 2.8%
           148,635  Deere & Co.                                       12,409,536
           306,278  Dover Corp.                                       15,139,322
           456,185  Ingersoll-Rand Company Cl A                       19,515,594
           184,178  Parker-Hannifin Corp.                             14,292,213
                                                                 ---------------
                                                                      61,356,665
                                                                 ---------------
MEDIA - 3.2%
           422,601  Gannett Co., Inc.                                 23,636,074
         2,034,964  Time Warner Inc.                                  35,204,877
           275,826  Viacom Inc. Cl B                                   9,885,604
                                                                 ---------------
                                                                      68,726,555
                                                                 ---------------
METALS & MINING - 0.4%
           175,268  Nucor Corp.                                        9,508,289
                                                                 ---------------
MULTI-UTILITIES - 0.6%
           622,445  NiSource Inc.                                     13,594,199
                                                                 ---------------
MULTILINE RETAIL - 0.5%
           777,542  Dollar General Corp.                              10,870,037
                                                                 ---------------
OFFICE ELECTRONICS - 0.7%
         1,107,200  Xerox Corp.(1)                                    15,401,152
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - 12.9%
           124,900  Anadarko Petroleum Corp.                           5,956,481
         1,026,000  Chevron Corp.                                     63,673,560
           675,600  ConocoPhillips                                    44,272,068
           105,000  Devon Energy Corporation                           6,343,050
         1,611,100  Exxon Mobil Corp.                                 98,840,984

LARGE COMPANY VALUE - SCHEDULE OF INVESTMENTS
JUNE 30, 2006 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------

           905,125  Royal Dutch Shell plc ADR                         60,625,273
                                                                 ---------------
                                                                     279,711,416
                                                                 ---------------
PAPER & FOREST PRODUCTS - 1.1%
           397,000  Weyerhaeuser Co.                                  24,713,250
                                                                 ---------------
PHARMACEUTICALS - 6.6%
           726,800  Abbott Laboratories                               31,695,748
           506,500  Johnson & Johnson                                 30,349,480
           372,272  Merck & Co., Inc.                                 13,561,869
         1,680,500  Pfizer Inc.                                       39,441,335
           612,700  Wyeth                                             27,210,007
                                                                 ---------------
                                                                     142,258,439
                                                                 ---------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.7%
           847,700  Intel Corp.                                       16,063,915
                                                                 ---------------
SOFTWARE - 2.4%
         1,599,900  Microsoft Corporation                             37,277,670
         1,047,100  Oracle Corp.(1)                                   15,172,479
                                                                 ---------------
                                                                      52,450,149
                                                                 ---------------
SPECIALTY RETAIL - 1.1%
           674,829  Gap, Inc. (The)                                   11,742,025
           330,800  Home Depot, Inc. (The)                            11,839,332
                                                                 ---------------
                                                                      23,581,357
                                                                 ---------------
TEXTILES, APPAREL & LUXURY GOODS - 1.5%
           398,024  Liz Claiborne, Inc.                               14,750,769
           248,312  VF Corp.                                          16,865,351
                                                                 ---------------
                                                                      31,616,120
                                                                 ---------------
THRIFTS & MORTGAGE FINANCE - 4.6%
         1,012,538  Freddie Mac                                       57,724,791
           174,582  MGIC Investment Corp.                             11,347,830
           652,700  Washington Mutual, Inc.                           29,750,066
                                                                 ---------------
                                                                      98,822,687
                                                                 ---------------
TOBACCO - 1.5%
           437,190  Altria Group Inc.                                 32,102,862
                                                                 ---------------
WIRELESS TELECOMMUNICATION SERVICES - 0.8%
           916,200  Sprint Nextel Corp.                               18,314,838
                                                                 ---------------
TOTAL COMMON STOCKS                                                2,068,713,300
  (Cost $1,846,839,519)                                          ---------------

LARGE COMPANY VALUE - SCHEDULE OF INVESTMENTS
JUNE 30, 2006 (UNAUDITED)
                                                                        VALUE
--------------------------------------------------------------------------------

TEMPORARY CASH INVESTMENTS - 4.3%
Repurchase Agreement, Merrill Lynch & Co., Inc.,
(collateralized by various U.S. Treasury obligations,
4.00% - 4.625%, 3/31/08 - 2/15/14, valued at
$95,819,044), in a joint trading account at 4.35%,
dated 6/30/06, due 7/3/06
(Delivery value $93,733,966)                                          93,700,000
                                                                 ---------------
  (Cost $93,700,000)
TOTAL INVESTMENT SECURITIES - 99.9%                                2,162,413,300
                                                                 ---------------
  (COST $1,940,539,519)
OTHER ASSETS AND LIABILITIES - 0.1%                                    1,125,818
                                                                 ---------------
TOTAL NET ASSETS - 100.0%                                         $2,163,539,118
                                                                 ===============
NOTES TO SCHEDULE OF INVESTMENTS
ADR = American Depositary Receipt
(1)  Non-income producing.

LARGE COMPANY VALUE - SCHEDULE OF INVESTMENTS
JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of June 30, 2006, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments           $1,942,162,119
                                          ==============
Gross tax appreciation of investments     $  267,962,957
Gross tax depreciation of investments       (47,711,776)
                                          --------------
Net tax appreciation of investments       $  220,251,181
                                          ==============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
EQUITY INDEX FUND
JUNE 30, 2006

[american century investments logo and text logo]

EQUITY INDEX - SCHEDULE OF INVESTMENTS
JUNE 30, 2006 (UNAUDITED)
SHARES                                                                    VALUE
--------------------------------------------------------------------------------

COMMON STOCKS AND WARRANTS- 98.8%
AEROSPACE & DEFENSE - 2.4%
            65,489  Boeing Co.                                      $  5,364,209
            33,051  General Dynamics Corp.                             2,163,518
            10,015  Goodrich Corporation                                 403,504
            67,799  Honeywell International Inc.                       2,732,300
             9,990  L-3 Communications Holdings, Inc.                    753,446
            28,883  Lockheed Martin Corp.                              2,072,066
            28,308  Northrop Grumman Corp.                             1,813,410
            36,414  Raytheon Co. Warrants                              1,622,972
               461  Raytheon Co. Warrants(1)                               5,832
            14,032  Rockwell Collins                                     783,968
            82,884  United Technologies Corp.                          5,256,503
                                                                 ---------------
                                                                      22,971,728
                                                                 ---------------
AIR FREIGHT & LOGISTICS - 1.1%
            24,984  FedEx Corporation                                  2,919,630
            88,976  United Parcel Service, Inc. Cl B                   7,325,394
                                                                 ---------------
                                                                      10,245,024
                                                                 ---------------
AIRLINES - 0.1%
            57,774  Southwest Airlines Co.                               945,760
                                                                 ---------------
AUTO COMPONENTS - 0.2%
             5,061  Cooper Tire & Rubber Co.                              56,380
            14,623  Goodyear Tire & Rubber Co. (The)(1)                  162,315
            15,977  Johnson Controls, Inc.                             1,313,629
                                                                 ---------------
                                                                       1,532,324
                                                                 ---------------
AUTOMOBILES - 0.4%
           153,675  Ford Motor Company                                 1,064,968
            46,160  General Motors Corp.                               1,375,107
            21,833  Harley-Davidson, Inc.                              1,198,413
                                                                 ---------------
                                                                       3,638,488
                                                                 ---------------
BEVERAGES - 2.1%
            63,370  Anheuser-Busch Companies, Inc.                     2,889,038
             6,860  Brown-Forman Corp. Cl B                              491,793
           167,692  Coca-Cola Company (The)                            7,214,110
            24,590  Coca-Cola Enterprises Inc.                           500,898
            16,336  Constellation Brands Inc. Cl A(1)                    408,400
             4,633  Molson Coors Brewing Co.                             314,488
            11,103  Pepsi Bottling Group Inc.                            356,961

EQUITY INDEX - SCHEDULE OF INVESTMENTS
JUNE 30, 2006 (UNAUDITED)
SHARES                                                                    VALUE
--------------------------------------------------------------------------------

           135,403  PepsiCo, Inc.                                      8,129,597
                                                                 ---------------
                                                                      20,305,285
                                                                 ---------------
BIOTECHNOLOGY - 1.2%
            96,587  Amgen Inc.(1)                                      6,300,370
            28,087  Biogen Idec Inc.(1)                                1,301,271
            21,368  Genzyme Corp.(1)                                   1,304,516
            37,436  Gilead Sciences, Inc.(1)                           2,214,714
            20,067  MedImmune, Inc.(1)                                   543,816
                                                                 ---------------
                                                                      11,664,687
                                                                 ---------------
BUILDING PRODUCTS - 0.2%
            14,451  American Standard Companies Inc.                     625,295
            32,867  Masco Corp.                                          974,178
                                                                 ---------------
                                                                       1,599,473
                                                                 ---------------
CAPITAL MARKETS - 3.4%
            19,803  Ameriprise Financial Inc.                            884,600
            63,280  Bank of New York Co., Inc. (The)                   2,037,616
             9,871  Bear Stearns Companies Inc. (The)                  1,382,730
            34,868  E*TRADE Financial Corp.(1)                           795,688
             6,890  Federated Investors Inc. Cl B                        217,035
            12,581  Franklin Resources, Inc.                           1,092,157
            35,460  Goldman Sachs Group, Inc. (The)                    5,334,247
            17,682  Janus Capital Group Inc.                             316,508
            10,805  Legg Mason, Inc.                                   1,075,314
            43,715  Lehman Brothers Holdings Inc.                      2,848,032
            33,823  Mellon Financial Corp.                             1,164,526
            75,679  Merrill Lynch & Co., Inc.                          5,264,231
            87,648  Morgan Stanley                                     5,540,229
            15,121  Northern Trust Corp.                                 836,191
            84,225  Schwab (Charles) Corp.                             1,345,916
            27,181  State Street Corp.                                 1,578,944
            21,834  T. Rowe Price Group Inc.                             825,544
                                                                 ---------------
                                                                      32,539,508
                                                                 ---------------
CHEMICALS - 1.5%
            18,344  Air Products & Chemicals, Inc.                     1,172,548
             5,766  Ashland Inc.                                         384,592
            78,966  Dow Chemical Co.                                   3,082,043
            75,442  du Pont (E.I.) de Nemours & Co.                    3,138,387
             6,744  Eastman Chemical Company                             364,176
            14,793  Ecolab Inc.                                          600,300
             9,325  Hercules Inc.(1)                                     142,300
             6,449  International Flavors &
                    Fragrances Inc.                                      227,263

EQUITY INDEX - SCHEDULE OF INVESTMENTS
JUNE 30, 2006 (UNAUDITED)
SHARES                                                                    VALUE
--------------------------------------------------------------------------------

            22,150  Monsanto Co.                                       1,864,809
            13,602  PPG Industries, Inc.                                 897,732
            26,541  Praxair, Inc.                                      1,433,214
            11,878  Rohm and Haas Co.                                    595,325
             5,501  Sigma-Aldrich Corp.                                  399,593
                                                                 ---------------
                                                                      14,302,282
                                                                 ---------------
COMMERCIAL BANKS - 6.1%
            28,157  AmSouth Bancorporation                               744,753
           374,055  Bank of America Corp.                             17,992,047
            45,028  BB&T Corporation                                   1,872,715
            13,367  Comerica Inc.                                        694,950
            15,023  Commerce Bancorp Inc.                                535,870
            10,555  Compass Bancshares Inc.                              586,858
            45,625  Fifth Third Bancorp                                1,685,844
            10,166  First Horizon National Corp.                         408,673
            19,706  Huntington Bancshares Inc.                           464,667
            33,071  KeyCorp                                            1,179,973
             6,477  M&T Bank Corp.                                       763,768
            18,428  Marshall & Ilsley Corp.                              842,897
            44,681  National City Corp.                                1,617,005
            38,418  North Fork Bancorporation, Inc.                    1,159,071
            24,230  PNC Financial Services Group                       1,700,219
            37,250  Regions Financial Corp.                            1,233,720
            29,910  SunTrust Banks, Inc.                               2,280,937
            26,391  Synovus Financial Corp.                              706,751
           146,108  U.S. Bancorp                                       4,511,815
           131,949  Wachovia Corp.                                     7,135,802
           137,614  Wells Fargo & Co.                                  9,231,147
             8,677  Zions Bancorporation                                 676,285
                                                                 ---------------
                                                                      58,025,767
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 0.7%
            19,941  Allied Waste Industries Inc.(1)                      226,530
             8,972  Avery Dennison Corp.                                 520,914
            82,293  Cendant Corporation                                1,340,553
            11,181  Cintas Corp.                                         444,557
            10,608  Equifax Inc.                                         364,279
            10,408  Monster Worldwide Inc.(1)                            444,005
            17,962  Pitney Bowes, Inc.                                   741,831
            17,523  R.R. Donnelley & Sons Company                        559,860
            13,913  Robert Half International Inc.                       584,346
            44,395  Waste Management, Inc.                             1,592,892
                                                                 ---------------
                                                                       6,819,767
                                                                 ---------------

EQUITY INDEX - SCHEDULE OF INVESTMENTS
JUNE 30, 2006 (UNAUDITED)
SHARES                                                                    VALUE
--------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT - 2.7%
             9,600  ADC Telecommunications, Inc.(1)                      161,856
            13,031  Andrew Corporation(1)                                115,455
            34,282  Avaya Inc.(1)                                        391,500
            47,859  CIENA Corporation(1)                                 230,202
           500,579  Cisco Systems Inc.(1)                              9,776,308
            16,669  Comverse Technology, Inc.(1)                         329,546
           127,540  Corning Inc.(1)                                    3,085,193
           138,051  JDS Uniphase Corp.(1)                                349,269
            46,138  Juniper Networks, Inc.(1)                            737,747
           364,801  Lucent Technologies Inc.(1)                          882,818
           202,800  Motorola, Inc.                                     4,086,420
           137,288  QUALCOMM Inc.                                      5,501,130
            36,598  Tellabs, Inc.(1)                                     487,119
                                                                 ---------------
                                                                      26,134,563
                                                                 ---------------
COMPUTERS & PERIPHERALS - 3.4%
            69,692  Apple Computer, Inc.(1)                            3,980,807
           186,463  Dell Inc.(1)                                       4,551,562
           194,002  EMC Corp.(1)                                       2,128,202
            22,030  Gateway, Inc.(1)                                      41,857
           228,833  Hewlett-Packard Co.                                7,249,430
           127,131  International Business
                    Machines Corp.                                     9,766,204
             8,762  Lexmark International, Inc. Cl A(1)                  489,182
            14,802  NCR Corp.(1)                                         542,345
            30,541  Network Appliance, Inc.(1)                         1,078,097
            13,350  QLogic Corp.(1)                                      230,154
            15,942  SanDisk Corp.(1)                                     812,723
           286,233  Sun Microsystems, Inc.(1)                          1,187,867
                                                                 ---------------
                                                                      32,058,430
                                                                 ---------------
CONSTRUCTION & ENGINEERING - 0.1%
             7,207  Fluor Corp.                                          669,747
                                                                 ---------------
CONSTRUCTION MATERIALS - 0.1%
             8,195  Vulcan Materials Co.                                 639,210
                                                                 ---------------
CONSUMER FINANCE - 1.0%
           101,024  American Express Co.                               5,376,498
            24,811  Capital One Financial Corp.                        2,120,100
            33,834  SLM Corporation                                    1,790,495
                                                                 ---------------
                                                                       9,287,093
                                                                 ---------------

EQUITY INDEX - SCHEDULE OF INVESTMENTS
JUNE 30, 2006 (UNAUDITED)
SHARES                                                                    VALUE
--------------------------------------------------------------------------------

CONTAINERS & PACKAGING - 0.2%
             8,606  Ball Corp.                                           318,766
             8,639  Bemis Co., Inc.                                      264,526
            11,752  Pactiv Corp.(1)                                      290,862
             6,716  Sealed Air Corp.                                     349,769
             9,130  Temple-Inland Inc.                                   391,404
                                                                 ---------------
                                                                       1,615,327
                                                                 ---------------
DISTRIBUTORS - 0.1%
            14,070  Genuine Parts Company                                586,156
                                                                 ---------------
DIVERSIFIED CONSUMER SERVICES - 0.1%
            11,410  Apollo Group Inc. Cl A(1)                            589,555
            27,024  Block (H & R), Inc.                                  644,792
                                                                 ---------------
                                                                       1,234,347
                                                                 ---------------
DIVERSIFIED FINANCIAL SERVICES - 3.7%
            16,307  CIT Group Inc.                                       852,693
           407,413  Citigroup Inc.                                    19,653,603
           284,507  J.P. Morgan Chase & Co.                           11,949,294
            29,490  McGraw-Hill Companies, Inc. (The)                  1,481,283
            20,054  Moody's Corp.                                      1,092,141
                                                                 ---------------
                                                                      35,029,014
                                                                 ---------------
DIVERSIFIED TELECOMMUNICATION SERVICES - 2.6%
           318,468  AT&T Inc.                                          8,882,072
           148,148  BellSouth Corp.                                    5,362,958
             9,492  CenturyTel Inc.                                      352,628
            27,002  Citizens Communications Company                      352,376
            12,110  Embarq Corp.(1)                                      496,389
           128,067  Qwest Communications
                    International Inc.(1)                              1,036,062
           238,901  Verizon Communications Inc.                        8,000,794
                                                                 ---------------
                                                                      24,483,279
                                                                 ---------------
ELECTRIC UTILITIES - 1.5%
            13,465  Allegheny Energy, Inc.(1)                            499,148
            32,138  American Electric Power                            1,100,727
            26,595  Edison International                               1,037,205
            16,966  Entergy Corp.                                      1,200,345
            54,744  Exelon Corporation                                 3,111,101
            26,923  FirstEnergy Corp.                                  1,459,495
            33,186  FPL Group, Inc.                                    1,373,237
             8,157  Pinnacle West Capital Corp.                          325,546
            31,009  PPL Corporation                                    1,001,591

EQUITY INDEX - SCHEDULE OF INVESTMENTS
JUNE 30, 2006 (UNAUDITED)
SHARES                                                                    VALUE
--------------------------------------------------------------------------------

            20,581  Progress Energy Inc.                                 882,307
            60,856  Southern Co.                                       1,950,434
                                                                 ---------------
                                                                      13,941,136
                                                                 ---------------
ELECTRICAL EQUIPMENT - 0.5%
            14,120  American Power Conversion Corp.                      275,199
             7,543  Cooper Industries, Ltd. Cl A                         700,896
            33,582  Emerson Electric Co.                               2,814,506
            14,467  Rockwell Automation Inc.                           1,041,769
                                                                 ---------------
                                                                       4,832,370
                                                                 ---------------
ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.3%
            34,998  Agilent Technologies, Inc.(1)                      1,104,536
            14,595  Jabil Circuit, Inc.                                  373,632
            11,756  Molex Inc.                                           394,649
            44,123  Sanmina-SCI Corp.(1)                                 202,966
            75,586  Solectron Corp.(1)                                   258,504
            20,837  Symbol Technologies, Inc.                            224,831
             6,706  Tektronix, Inc.                                      197,291
                                                                 ---------------
                                                                       2,756,409
                                                                 ---------------
ENERGY EQUIPMENT & SERVICES - 2.0%
            27,938  Baker Hughes Inc.                                  2,286,725
            26,460  BJ Services Co.                                      985,900
            42,281  Halliburton Co.                                    3,137,673
            25,135  Nabors Industries Ltd.(1)                            849,312
            14,262  National Oilwell Varco, Inc.(1)                      903,070
            11,305  Noble Corp.                                          841,318
             9,023  Rowan Companies, Inc.                                321,129
            96,637  Schlumberger Ltd.                                  6,292,034
            26,608  Transocean Inc.(1)                                 2,137,155
            28,471  Weatherford International Ltd.(1)                  1,412,731
                                                                 ---------------
                                                                      19,167,047
                                                                 ---------------
FOOD & STAPLES RETAILING - 2.4%
            38,622  Costco Wholesale Corporation                       2,206,475
            67,063  CVS Corp.                                          2,058,834
            59,218  Kroger Co. (The)                                   1,294,505
            36,707  Safeway Inc.                                         954,382
            16,634  Supervalu Inc.                                       510,664
            50,552  Sysco Corp.                                        1,544,869
           204,811  Wal-Mart Stores, Inc.                              9,865,747
            82,612  Walgreen Co.                                       3,704,322

EQUITY INDEX - SCHEDULE OF INVESTMENTS
JUNE 30, 2006 (UNAUDITED)
SHARES                                                                    VALUE
--------------------------------------------------------------------------------

            11,499  Whole Foods Market, Inc.                             743,295
                                                                 ---------------
                                                                      22,883,093
                                                                 ---------------
FOOD PRODUCTS - 1.2%
            53,625  Archer-Daniels-Midland Co.                         2,213,641
            15,224  Campbell Soup Co.                                    564,963
            42,385  ConAgra Foods, Inc.                                  937,132
            11,191  Dean Foods Co.(1)                                    416,193
            29,073  General Mills, Inc.                                1,501,911
            27,346  H.J. Heinz Co.                                     1,127,202
            14,558  Hershey Company (The)                                801,709
            20,172  Kellogg Co.                                          976,930
            10,926  McCormick & Company, Inc.                            366,567
            62,047  Sara Lee Corp.                                       993,993
            20,834  Tyson Foods, Inc. Cl A                               309,593
            18,078  Wm. Wrigley Jr. Co.                                  820,018
                                                                 ---------------
                                                                      11,029,852
                                                                 ---------------
GAS UTILITIES(2)
             3,630  NICOR Inc.                                           150,645
             3,146  People's Energy Corp.                                112,973
                                                                 ---------------
                                                                         263,618
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 1.5%
             8,448  Bard (C.R.), Inc.                                    618,900
             4,397  Bausch & Lomb Inc.                                   215,629
            53,610  Baxter International, Inc.                         1,970,704
            20,189  Becton Dickinson & Co.                             1,234,154
            20,090  Biomet Inc.                                          628,616
            99,694  Boston Scientific Corp.(1)                         1,678,847
            12,584  Hospira Inc.(1)                                      540,357
            98,858  Medtronic, Inc.                                    4,638,417
            29,293  St. Jude Medical, Inc.(1)                            949,679
            23,852  Stryker Corp.                                      1,004,408
            20,377  Zimmer Holdings Inc.(1)                            1,155,783
                                                                 ---------------
                                                                      14,635,494
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 2.7%
            46,546  Aetna Inc.                                         1,858,582
            17,267  AmerisourceBergen Corp.                              723,833
            34,083  Cardinal Health, Inc.                              2,192,559
            36,053  Caremark Rx Inc.                                   1,797,963
             9,868  CIGNA Corp.                                          972,097
            13,189  Coventry Health Care Inc.(1)                         724,604
            12,103  Express Scripts, Inc.(1)                             868,269

EQUITY INDEX - SCHEDULE OF INVESTMENTS
JUNE 30, 2006 (UNAUDITED)
SHARES                                                                    VALUE
--------------------------------------------------------------------------------

            33,298  HCA Inc.                                           1,436,809
            19,765  Health Management
                    Associates, Inc. Cl A                                389,568
            13,488  Humana Inc.(1)                                       724,306
            10,172  Laboratory Corporation of
                    America Holdings(1)                                  633,004
             6,537  Manor Care, Inc.                                     306,716
            24,988  McKesson Corp.                                     1,181,433
            24,847  Medco Health Solutions Inc.(1)                     1,423,236
            11,182  Patterson Companies, Inc.(1)                         390,587
            13,231  Quest Diagnostics Inc.                               792,802
            38,817  Tenet Healthcare Corp.(1)                            270,943
           110,149  UnitedHealth Group Incorporated                    4,932,471
            52,351  WellPoint Inc.(1)                                  3,809,581
                                                                 ---------------
                                                                      25,429,363
                                                                 ---------------
HEALTH CARE TECHNOLOGY(2)
            16,444  IMS Health Inc.                                      441,521
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 1.5%
            35,440  Carnival Corporation                               1,479,266
            10,305  Darden Restaurants, Inc.                             406,017
            15,168  Harrah's Entertainment, Inc.                       1,079,658
            27,192  Hilton Hotels Corporation                            768,990
            27,804  International Game Technology                      1,054,884
            26,770  Marriott International, Inc. Cl A                  1,020,472
           101,806  McDonald's Corporation                             3,420,681
            62,840  Starbucks Corporation(1)                           2,372,838
            17,782  Starwood Hotels & Resorts
                    Worldwide, Inc.(1)                                 1,072,966
             9,547  Wendy's International, Inc.                          556,495
            22,097  Yum! Brands, Inc.                                  1,110,816
                                                                 ---------------
                                                                      14,343,083
                                                                 ---------------
HOUSEHOLD DURABLES - 0.6%
             6,330  Black & Decker Corporation                           534,632
            10,003  Centex Corp.                                         503,151
            22,152  D.R. Horton, Inc.                                    527,661
            11,946  Fortune Brands, Inc.                                 848,285
             5,466  Harman International Industries Inc.                 466,632
             6,290  KB Home                                              288,397
            15,050  Leggett & Platt, Inc.                                375,949
            11,501  Lennar Corp.                                         510,299
            22,724  Newell Rubbermaid Inc.                               586,961
            17,419  Pulte Homes Inc.                                     501,493
             4,781  Snap-on Incorporated                                 193,248
             5,982  Stanley Works (The)                                  282,470

EQUITY INDEX - SCHEDULE OF INVESTMENTS
JUNE 30, 2006 (UNAUDITED)
SHARES                                                                    VALUE
--------------------------------------------------------------------------------

             6,315  Whirlpool Corp.                                      521,935
                                                                 ---------------
                                                                       6,141,113
                                                                 ---------------
HOUSEHOLD PRODUCTS - 2.2%
            12,355  Clorox Company                                       753,284
            42,066  Colgate-Palmolive Co.                              2,519,753
            37,617  Kimberly-Clark Corp.                               2,320,969
           268,808  Procter & Gamble Co. (The)                        14,945,725
                                                                 ---------------
                                                                      20,539,731
                                                                 ---------------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 0.4%
            54,089  AES Corporation (The)(1)                             997,942
            14,698  Constellation Energy Group Inc.                      801,335
            30,078  Dynegy Inc. Cl A(1)                                  164,527
            37,773  TXU Corp.                                          2,258,447
                                                                 ---------------
                                                                       4,222,251
                                                                 ---------------
INDUSTRIAL CONGLOMERATES - 4.1%
            61,752  3M Co.                                             4,987,709
           851,840  General Electric Co.                              28,076,646
            10,550  Textron Inc.                                         972,499
           166,798  Tyco International Ltd.                            4,586,945
                                                                 ---------------
                                                                      38,623,799
                                                                 ---------------
INSURANCE - 4.6%
            26,614  Ace, Ltd.                                          1,346,402
            40,880  Aflac Inc.                                         1,894,788
            52,222  Allstate Corp.                                     2,858,110
             8,694  Ambac Financial Group, Inc.                          705,083
           212,773  American International Group, Inc.                12,564,246
            26,280  AON Corp.                                            915,070
            33,965  Chubb Corp.                                        1,694,854
            14,185  Cincinnati Financial Corp.                           666,837
            30,173  Genworth Financial Inc. Cl A                       1,051,227
            24,815  Hartford Financial
                    Services Group Inc. (The)                          2,099,349
            23,500  Lincoln National Corp.                             1,326,340
            33,219  Loews Corp.                                        1,177,614
            45,011  Marsh & McLennan Companies, Inc.                   1,210,346
            10,939  MBIA Inc.                                            640,478
            62,125  MetLife, Inc.                                      3,181,421
            22,814  Principal Financial Group                          1,269,599
            64,228  Progressive Corp. (The)                            1,651,302
            40,405  Prudential Financial, Inc.                         3,139,469
             9,598  Safeco Corp.                                         540,847
            57,040  St. Paul Travelers
                    Companies, Inc. (The)                              2,542,843

EQUITY INDEX - SCHEDULE OF INVESTMENTS
JUNE 30, 2006 (UNAUDITED)
SHARES                                                                    VALUE
--------------------------------------------------------------------------------

             8,063  Torchmark Corp.                                      489,585
            24,619  UnumProvident Corp.                                  446,342
            14,750  XL Capital Ltd. Cl A                                 904,175
                                                                 ---------------
                                                                      44,316,327
                                                                 ---------------
INTERNET & CATALOG RETAIL - 0.1%
            25,183  Amazon.com, Inc.(1)                                  974,078
                                                                 ---------------
INTERNET SOFTWARE & SERVICES - 1.4%
            94,686  eBay Inc.(1)                                       2,773,353
            16,881  Google Inc. Cl A(1)                                7,078,710
            20,171  VeriSign, Inc.(1)                                    467,362
           103,002  Yahoo! Inc.(1)                                     3,399,066
                                                                 ---------------
                                                                      13,718,491
                                                                 ---------------
IT SERVICES - 1.0%
             9,730  Affiliated Computer
                    Services Inc. Cl A(1)                                502,165
            47,307  Automatic Data Processing, Inc.                    2,145,372
            15,393  Computer Sciences Corp.(1)                           745,637
            11,503  Convergys Corp.(1)                                   224,309
            42,419  Electronic Data Systems Corp.                      1,020,601
            62,615  First Data Corp.                                   2,820,179
            14,605  Fiserv, Inc.(1)                                      662,483
            27,267  Paychex, Inc.                                      1,062,868
            10,902  Sabre Holdings Corp. Cl A                            239,844
            28,254  Unisys Corp.(1)                                      177,435
                                                                 ---------------
                                                                       9,600,893
                                                                 ---------------
LEISURE EQUIPMENT & PRODUCTS - 0.2%
             7,835  Brunswick Corp.                                      260,514
            23,373  Eastman Kodak Co.                                    555,809
            14,592  Hasbro, Inc.                                         264,261
            32,017  Mattel, Inc.                                         528,601
                                                                 ---------------
                                                                       1,609,185
                                                                 ---------------
LIFE SCIENCES TOOLS & SERVICES - 0.3%
            15,116  Applera Corporation - Applied
                    Biosystems Group                                     489,003
            10,215  Fisher Scientific International(1)                   746,206
             4,281  Millipore Corp.(1)                                   269,660
            10,790  PerkinElmer, Inc.                                    225,511
            13,431  Thermo Electron Corp.(1)                             486,739

EQUITY INDEX - SCHEDULE OF INVESTMENTS
JUNE 30, 2006 (UNAUDITED)
SHARES                                                                    VALUE
--------------------------------------------------------------------------------

             8,610  Waters Corp.(1)                                      382,284
                                                                 ---------------
                                                                       2,599,403
                                                                 ---------------
MACHINERY - 1.6%
            54,909  Caterpillar Inc.                                   4,089,623
             3,812  Cummins Inc.                                         466,017
            19,365  Danaher Corp.                                      1,245,557
            19,100  Deere & Co.                                        1,594,659
            16,761  Dover Corp.                                          828,496
            12,295  Eaton Corp.                                          927,043
            33,902  Illinois Tool Works Inc.                           1,610,345
            26,981  Ingersoll-Rand Company Cl A                        1,154,247
            15,073  ITT Industries, Inc.                                 746,114
             5,079  Navistar International Corp.(1)                      124,994
            13,537  Paccar Inc.                                        1,115,178
            10,330  Pall Corp.                                           289,240
             9,774  Parker-Hannifin Corp.                                758,462
                                                                 ---------------
                                                                      14,949,975
                                                                 ---------------
MEDIA - 3.2%
            63,073  CBS Corp. Cl B                                     1,706,125
            41,537  Clear Channel Communications, Inc.                 1,285,570
           173,375  Comcast Corporation Cl A(1)                        5,676,298
           179,696  Disney (Walt) Co.                                  5,390,880
             4,889  Dow Jones & Co., Inc.                                171,164
             6,952  EW Scripps Co. Cl A                                  299,909
            19,427  Gannett Co., Inc.                                  1,086,552
            35,426  Interpublic Group of
                    Companies, Inc.(1)                                   295,807
             3,474  Meredith Corp.                                       172,102
            11,925  New York Times Co. (The) Cl A                        292,640
           194,286  News Corp. Cl A                                    3,726,405
            14,078  Omnicom Group Inc.                                 1,254,209
           351,344  Time Warner Inc.                                   6,078,250
            17,941  Tribune Co.                                          581,827
            18,161  Univision Communications
                    Inc. Cl A(1)                                         608,394
            59,134  Viacom Inc. Cl B                                   2,119,363
                                                                 ---------------
                                                                      30,745,495
                                                                 ---------------
METALS & MINING - 1.0%
            71,162  Alcoa Inc.                                         2,302,801
             7,042  Allegheny Technologies Inc.                          487,588
            15,412  Freeport-McMoRan
                    Copper & Gold, Inc. Cl B                             853,979
            36,749  Newmont Mining Corporation                         1,945,125
            25,582  Nucor Corp.                                        1,387,824

EQUITY INDEX - SCHEDULE OF INVESTMENTS
JUNE 30, 2006 (UNAUDITED)
SHARES                                                                    VALUE
--------------------------------------------------------------------------------

            16,745  Phelps Dodge Corp.                                 1,375,769
            10,230  United States Steel Corp.                            717,328
                                                                 ---------------
                                                                       9,070,414
                                                                 ---------------
MULTI-UTILITIES - 1.4%
            16,713  Ameren Corp.                                         844,007
            25,506  CenterPoint Energy, Inc.                             318,825
            18,248  CMS Energy Corp.(1)                                  236,129
            20,034  Consolidated Edison, Inc.                            890,311
            28,504  Dominion Resources Inc.                            2,131,814
            14,438  DTE Energy Company                                   588,204
           101,158  Duke Energy Corp.                                  2,971,009
            14,214  KeySpan Corporation                                  574,246
            22,484  NiSource Inc.                                        491,051
            28,445  PG&E Corp.                                         1,117,320
            20,617  Public Service Enterprise Group Inc.               1,363,196
            21,308  Sempra Energy                                        969,088
            17,215  TECO Energy, Inc.                                    257,192
            33,323  XCEL Energy Inc.                                     639,135
                                                                 ---------------
                                                                      13,391,527
                                                                 ---------------
MULTILINE RETAIL - 1.1%
             9,404  Big Lots Inc.(1)                                     160,620
             5,073  Dillard's Inc. Cl A                                  161,575
            25,600  Dollar General Corp.                                 357,888
            12,782  Family Dollar Stores, Inc.                           312,264
            45,284  Federated Department Stores, Inc.                  1,657,394
            19,219  J.C. Penney Co. Inc.                               1,297,475
            27,728  Kohl's Corp.(1)                                    1,639,279
            17,737  Nordstrom, Inc.                                      647,401
             8,004  Sears Holdings Corp.(1)                            1,239,339
            70,922  Target Corp.                                       3,465,959
                                                                 ---------------
                                                                      10,939,194
                                                                 ---------------
OFFICE ELECTRONICS - 0.1%
            74,548  Xerox Corp.(1)                                     1,036,963
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - 8.1%
            37,620  Anadarko Petroleum Corp.                           1,794,098
            26,962  Apache Corp.                                       1,840,157
            31,675  Chesapeake Energy Corp.                              958,169
           181,710  Chevron Corp.                                     11,276,923
           135,206  ConocoPhillips                                     8,860,049
            14,998  Consol Energy Inc.                                   700,707
            36,067  Devon Energy Corporation                           2,178,807

EQUITY INDEX - SCHEDULE OF INVESTMENTS
JUNE 30, 2006 (UNAUDITED)
SHARES                                                                    VALUE
--------------------------------------------------------------------------------

            56,726  El Paso Corp.                                        850,890
            19,799  EOG Resources Inc.                                 1,372,863
           495,824  Exxon Mobil Corp.                                 30,418,801
            19,830  Hess Corp.                                         1,048,016
            18,416  Kerr-McGee Corp.                                   1,277,150
             8,556  Kinder Morgan, Inc.                                  854,659
            29,566  Marathon Oil Corp.                                 2,462,848
            13,625  Murphy Oil Corp.                                     761,093
            35,162  Occidental Petroleum Corp.                         3,605,863
            10,867  Sunoco, Inc.                                         752,974
            50,579  Valero Energy Corp.                                3,364,515
            48,539  Williams Companies, Inc. (The)                     1,133,871
            29,905  XTO Energy Inc.                                    1,323,894
                                                                 ---------------
                                                                      76,836,347
                                                                 ---------------
PAPER & FOREST PRODUCTS - 0.3%
            40,208  International Paper Company                        1,298,719
             8,686  Louisiana-Pacific Corp.                              190,223
            14,695  MeadWestvaco Corp.                                   410,431
            20,149  Weyerhaeuser Co.                                   1,254,275
                                                                 ---------------
                                                                       3,153,648
                                                                 ---------------
PERSONAL PRODUCTS - 0.2%
             6,244  Alberto-Culver Company                               304,208
            36,773  Avon Products, Inc.                                1,139,963
             9,800  Estee Lauder Companies, Inc. Cl A                    378,966
                                                                 ---------------
                                                                       1,823,137
                                                                 ---------------
PHARMACEUTICALS - 6.4%
           125,247  Abbott Laboratories                                5,462,022
            12,494  Allergan, Inc.                                     1,340,106
             8,751  Barr Pharmaceuticals Inc.(1)                         417,335
           161,036  Bristol-Myers Squibb Co.                           4,164,391
            92,561  Eli Lilly and Company                              5,115,846
            26,601  Forest Laboratories, Inc.(1)                       1,029,193
           242,727  Johnson & Johnson                                 14,544,203
            19,893  King Pharmaceuticals, Inc.(1)                        338,181
           178,816  Merck & Co., Inc.                                  6,514,267
            16,778  Mylan Laboratories Inc.                              335,560
           600,590  Pfizer Inc.                                       14,095,847
           121,290  Schering-Plough Corp.                              2,308,149
             8,425  Watson Pharmaceuticals, Inc.(1)                      196,134
           110,236  Wyeth                                              4,895,581
                                                                 ---------------
                                                                      60,756,815
                                                                 ---------------

EQUITY INDEX - SCHEDULE OF INVESTMENTS
JUNE 30, 2006 (UNAUDITED)
SHARES                                                                    VALUE
--------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS - 0.9%
             7,980  Apartment Investment and
                    Management Co. Cl A                                  346,731
            17,411  Archstone-Smith Trust                                885,698
             7,467  Boston Properties Inc.                               675,017
            29,739  Equity Office Properties Trust                     1,085,771
            23,921  Equity Residential                                 1,069,986
            17,257  Kimco Realty Corporation                             629,708
            14,970  Plum Creek Timber Co. Inc.                           531,435
            20,075  ProLogis                                           1,046,309
             6,823  Public Storage Inc.                                  517,866
            15,059  Simon Property Group, Inc.                         1,248,993
             9,686  Vornado Realty Trust                                 944,869
                                                                 ---------------
                                                                       8,982,383
                                                                 ---------------
ROAD & RAIL - 0.8%
            29,998  Burlington Northern Santa Fe Corp.                 2,377,341
            18,133  CSX Corporation                                    1,277,289
            33,947  Norfolk Southern Corp.                             1,806,659
             4,995  Ryder System, Inc.                                   291,858
            22,019  Union Pacific Corp.                                2,046,886
                                                                 ---------------
                                                                       7,800,033
                                                                 ---------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.7%
            39,652  Advanced Micro Devices, Inc.(1)                      968,302
            29,108  Altera Corp.(1)                                      510,845
            29,307  Analog Devices, Inc.                                 941,927
           128,666  Applied Materials, Inc.                            2,094,682
            37,483  Broadcom Corp. Cl A(1)                             1,126,364
            33,499  Freescale Semiconductor
                    Inc. Cl B(1)                                         984,871
           477,065  Intel Corp.                                        9,040,383
            16,255  KLA-Tencor Corp.                                     675,720
            24,933  Linear Technology Corp.                              835,006
            32,251  LSI Logic Corp.(1)                                   288,646
            26,142  Maxim Integrated Products, Inc.                      839,420
            55,520  Micron Technology, Inc.(1)                           836,131
            27,446  National Semiconductor Corp.                         654,587
            10,041  Novellus Systems, Inc.(1)                            248,013
            28,816  NVIDIA Corp.(1)                                      613,493
            17,206  PMC-Sierra, Inc.(1)                                  161,736
            16,340  Teradyne, Inc.(1)                                    227,616
           127,955  Texas Instruments Inc.                             3,875,757
            27,973  Xilinx, Inc.                                         633,588
                                                                 ---------------
                                                                      25,557,087
                                                                 ---------------

EQUITY INDEX - SCHEDULE OF INVESTMENTS
JUNE 30, 2006 (UNAUDITED)
SHARES                                                                    VALUE
--------------------------------------------------------------------------------

SOFTWARE - 3.0%
            48,960  Adobe Systems Inc.(1)                              1,486,426
            18,811  Autodesk, Inc.(1)                                    648,227
            17,548  BMC Software Inc.(1)                                 419,397
            37,147  CA, Inc.                                             763,371
            14,885  Citrix Systems, Inc.(1)                              597,484
            31,510  Compuware Corp.(1)                                   211,117
            25,050  Electronic Arts Inc.(1)                            1,078,152
            14,168  Intuit Inc.(1)                                       855,606
           719,138  Microsoft Corporation                             16,755,914
            29,331  Novell, Inc.(1)                                      194,465
           318,938  Oracle Corp.(1)                                    4,621,411
             9,235  Parametric Technology Corp.(1)                       117,377
            85,161  Symantec Corp.(1)                                  1,323,402
                                                                 ---------------
                                                                      29,072,349
                                                                 ---------------
SPECIALTY RETAIL - 2.0%
            12,096  AutoNation, Inc.(1)                                  259,338
             4,284  AutoZone, Inc.(1)                                    377,849
            23,178  Bed Bath & Beyond Inc.(1)                            768,814
            32,805  Best Buy Co., Inc.                                 1,799,026
            12,572  Circuit City Stores Inc.                             342,210
            45,588  Gap, Inc. (The)                                      793,231
           169,582  Home Depot, Inc. (The)                             6,069,341
            28,368  Limited Brands, Inc.                                 725,937
            63,411  Lowe's Companies, Inc.                             3,847,145
            23,804  Office Depot, Inc.(1)                                904,552
             5,908  OfficeMax Inc.                                       240,751
            11,160  RadioShack Corp.                                     156,240
             8,993  Sherwin-Williams Co.                                 426,988
            59,479  Staples, Inc.                                      1,446,529
            11,735  Tiffany & Co.                                        387,490
            37,604  TJX Companies, Inc. (The)                            859,627
                                                                 ---------------
                                                                      19,405,068
                                                                 ---------------
TEXTILES, APPAREL & LUXURY GOODS - 0.3%
            31,649  Coach Inc.(1)                                        946,305
             9,353  Jones Apparel Group, Inc.                            297,332
             8,632  Liz Claiborne, Inc.                                  319,902
            15,438  NIKE, Inc. Cl B                                    1,250,478
             7,267  VF Corp.                                             493,575
                                                                 ---------------
                                                                       3,307,592
                                                                 ---------------
THRIFTS & MORTGAGE FINANCE - 1.6%
            49,743  Countrywide Financial Corporation                  1,894,213

EQUITY INDEX - SCHEDULE OF INVESTMENTS
JUNE 30, 2006 (UNAUDITED)
SHARES/PRINCIPAL AMOUNT                                                   VALUE
--------------------------------------------------------------------------------

            79,267  Fannie Mae                                         3,812,743
            56,587  Freddie Mac                                        3,226,025
            20,901  Golden West Financial Corp.                        1,550,854
             7,091  MGIC Investment Corp.                                460,915
            30,945  Sovereign Bancorp Inc.                               628,493
            78,917  Washington Mutual, Inc.                            3,597,037
                                                                 ---------------
                                                                      15,170,280
                                                                 ---------------
TOBACCO - 1.5%
           171,049  Altria Group Inc.                                 12,560,128
             6,983  Reynolds American Inc.                               805,140
            13,282  UST Inc.                                             600,214
                                                                 ---------------
                                                                      13,965,482
                                                                 ---------------
TRADING COMPANIES & DISTRIBUTORS(2)
             6,286  Grainger (W.W.), Inc.                                472,896
                                                                 ---------------
WIRELESS TELECOMMUNICATION SERVICES - 0.7%
            31,856  ALLTEL Corp.                                       2,033,368
           243,989  Sprint Nextel Corp.                                4,877,341
                                                                 ---------------
                                                                       6,910,709
                                                                 ---------------
TOTAL COMMON STOCKS AND WARRANTS                                     941,742,910
  (Cost $755,470,266)                                            ---------------

TEMPORARY CASH INVESTMENTS
SEGREGATED FOR FUTURES CONTRACTS(3) - 1.1%
Repurchase Agreement, Morgan Stanley Group,
Inc., (collateralized by various U.S. Treasury
obligations, 6.00%, 2/15/26, valued at
$10,296,561), in a joint trading account
at 4.48%, dated 6/30/06, due 7/3/06
(Delivery value $10,003,733)                                          10,000,000

          $600,000  U.S. Treasury Bills, 4.80%,
                    9/21/06(4)                                           593,635
                                                                 ---------------
TOTAL TEMPORARY CASH INVESTMENTS
SEGREGATED FOR FUTURES CONTRACTS
                                                                      10,593,635
  (Cost $10,593,445)                                             ---------------

TOTAL INVESTMENT SECURITIES - 99.9%                                  952,336,545
                                                                 ---------------
  (COST $766,063,711)
OTHER ASSETS AND LIABILITIES - 0.1%                                    1,297,376
                                                                 ---------------
TOTAL NET ASSETS - 100.0%                                           $953,633,921
                                                                 ===============

EQUITY INDEX - SCHEDULE OF INVESTMENTS
JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

FUTURES CONTRACTS
                              Expiration        Underlying Face    Unrealized
Contracts Purchased           Date              Amount at Value    Gain (Loss)
--------------------------------------------------------------------------------
156 S&P 500 E-Mini Futures    September 2006    $10,001,550        $31,270
                                                ==========================

NOTES TO SCHEDULE OF INVESTMENTS
(1) Non-income producing.
(2) Industry is less than 0.05% of total net assets.
(3) Security, or a portion thereof, has been segregated at the custodian bank or with the broker as initial margin on futures contracts.
(4) The rate indicated is the yield to maturity at purchase.

EQUITY INDEX - SCHEDULE OF INVESTMENTS
JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of June 30, 2006, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments             $ 808,063,830
                                            =============
Gross tax appreciation of investments       $ 213,876,868
Gross tax depreciation of investments        (69,604,153)
                                            -------------
Net tax appreciation of investments         $ 144,272,715
                                            =============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
REAL ESTATE FUND
JUNE 30, 2006

[american century investments logo and text logo]

REAL ESTATE - SCHEDULE OF INVESTMENTS
JUNE 30, 2006 (UNAUDITED)
SHARES                                                                   VALUE
--------------------------------------------------------------------------------

COMMON STOCKS - 95.5%
DIVERSIFIED - 7.1%
         3,914,900  Huntingdon Real Estate
                    Investment Trust(1)                           $    7,357,518
           163,000  KKR Financial Corp.                                3,392,030
           668,200  Spirit Finance Corp.                               7,523,932
         1,283,500  Swire Pacific Ltd. Cl A ORD                       13,245,759
           753,500  Vornado Realty Trust                              73,503,926
           168,000  Washington Real Estate
                    Investment Trust                                   6,165,600
                                                                 ---------------
                                                                     111,188,765
                                                                 ---------------
HEALTH CARE - 1.8%
           437,000  Cogdell Spencer Inc. (1)                           8,525,870
           842,200  Nationwide Health Properties Inc.                 18,957,922
                                                                 ---------------
                                                                      27,483,792
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 14.6%
           733,400  Equity Lifestyle Properties, Inc.                 32,144,922
           206,500  Hospitality Properties Trust                       9,069,480
         3,695,940  Host Hotels & Resorts Inc.                        80,830,207
         1,845,700  Innkeepers USA Trust                              31,893,696
         1,052,851  InterContinental Hotels Group plc ADR             18,530,178
         1,616,015  InterContinental Hotels Group plc ORD             28,227,204
           493,000  Strategic Capital Hotel, Inc.                     10,224,820
           217,100  Sunstone Hotel Investors, Inc.                     6,308,926
         3,280,000  Wharf Holdings Ltd. ORD                           11,656,291
                                                                 ---------------
                                                                     228,885,724
                                                                 ---------------
INDUSTRIALS - 10.9%
         1,129,676  AMB Property Corp.                                57,105,122
           164,400  Eastgroup Properties                               7,674,192
           853,600  First Potomac Realty Trust                        25,428,744
           116,200  Global Signal Inc.                                 5,382,384
         1,435,610  ProLogis                                          74,823,993
                                                                 ---------------
                                                                     170,414,435
                                                                 ---------------
MULTI-FAMILY RESIDENTIAL - 17.5%
            98,600  American Campus Communities Inc.                   2,450,210
            32,400  American Land Lease, Inc.                            793,800
         2,059,500  Apartment Investment and
                    Management Co. Cl A                               89,485,275
         1,681,300  Archstone-Smith Trust                             85,527,731
           298,900  Boardwalk Real Estate
                    Investment Trust                                   6,861,272
           710,040  BRE Properties, Inc.                              39,052,200
           599,695  GMH Communities Trust                              7,903,980
           437,900  Home Properties, Inc.                             24,307,829
           410,100  Post Properties, Inc.                             18,593,934
                                                                 ---------------
                                                                     274,976,231
                                                                 ---------------
NEIGHBORHOOD & COMMUNITY SHOPPING CENTERS - 3.5%
           814,200  Equity One, Inc.                                  17,016,780

REAL ESTATE - SCHEDULE OF INVESTMENTS
JUNE 30, 2006 (UNAUDITED)
SHARES                                                                   VALUE
--------------------------------------------------------------------------------

           977,100  Weingarten Realty Investors                       37,403,388
                                                                 ---------------
                                                                      54,420,168
                                                                 ---------------
OFFICE MANAGEMENT - 21.1%
           177,000  Alexandria Real Estate Equities Inc.              15,696,360
           262,600  Boston Properties Inc.                            23,739,040
         1,879,184  Brandywine Realty Trust                           60,453,349
           866,800  Kilroy Realty Corp.                               62,626,300
         1,532,100  Liberty Property Trust                            67,718,820
           322,300  Mack-Cali Realty Corp.                            14,800,016
           234,277  Mission West Properties                            2,595,789
         1,041,500  Reckson Associates Realty Corp.                   43,097,270
         1,410,148  Trizec Properties Inc.                            40,386,639
                                                                 ---------------
                                                                     331,113,583
                                                                 ---------------
REGIONAL MALLS - 16.2%
           659,200  CBL & Associates Properties, Inc.                 25,662,656
         1,033,410  General Growth Properties, Inc.                   46,565,455
           188,300  Mills Corp. (The)                                  5,037,025
         1,369,076  Pennsylvania Real Estate
                    Investment Trust                                  55,269,598
           213,600  Realty Income Corp.                                4,677,840
         1,317,288  Simon Property Group, Inc.                       109,255,866
           197,600  Taubman Centers Inc.                               8,081,840
                                                                 ---------------
                                                                     254,550,280
                                                                 ---------------
STORAGE - 2.8%
         1,773,728  Extra Space Storage Inc.                          28,805,343
           203,010  Public Storage Inc.                               15,408,459
                                                                 ---------------
                                                                      44,213,802
                                                                 ---------------
TOTAL COMMON STOCKS                                                1,497,246,780
  (Cost $1,290,444,469)                                          ---------------

TEMPORARY CASH INVESTMENTS - 4.5%
Repurchase Agreement, Deutsche Bank
Securities, Inc., (collateralized by various U.S.
Treasury obligations, 8.125%, 8/15/21, valued
at $2,553,265), in a joint trading account
at 4.25%, dated 6/30/06, due 7/3/06
(Delivery value $2,500,885)                                            2,500,000

Repurchase Agreement, Merrill Lynch & Co., Inc.,
(collateralized by various U.S. Treasury obligations,
4.00% - 4.625%, 3/31/08 - 2/15/14, valued at
$69,231,049), in a joint trading account at 4.35%,
dated 6/30/06, due 7/3/06 (Delivery value $67,724,541)                67,700,000
                                                                 ---------------
TOTAL TEMPORARY CASH INVESTMENTS                                      70,200,000
  (Cost $70,200,000)                                             ---------------

REAL ESTATE - SCHEDULE OF INVESTMENTS
JUNE 30, 2006 (UNAUDITED)
                                                                         VALUE
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES - 100.0%                               1,567,446,780
                                                                 ---------------
  (COST $1,360,644,469)
OTHER ASSETS AND LIABILITIES(2)                                        (513,414)
                                                                 ---------------
TOTAL NET ASSETS - 100.0%                                         $1,566,933,366
                                                                 ===============

NOTES TO SCHEDULE OF INVESTMENTS
ADR = American Depositary Receipt
ORD = Foreign Ordinary Share
(1) Affiliated Company: the fund's holding represents ownership of 5% or more of the voting securities of the company; therefore, the company is affiliated as defined in the Investment Company Act of 1940.
(2) Category is less than 0.05% of total net assets.

REAL ESTATE - SCHEDULE OF INVESTMENTS
JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. AFFILIATED COMPANY TRANSACTIONS

If a fund's holding represents ownership of 5% or more of the voting securities of a company, the company is affiliated as defined in the 1940 Act. A summary of transactions for each company which is or was an affiliate at or during the three months ended June 30, 2006 follows:
                                                                                       JUNE 30, 2006
                       SHARE
                       BALANCE     PURCHASE     SALES     REALIZED      DIVIDEND   SHARE       MARKET
COMPANY                3/31/06     COST         COST      GAIN (LOSS)   INCOME     BALANCE     VALUE
Cogdell Spencer Inc.     437,000            -         -         -       $152,950     437,000   $ 8,525,870
Huntingdon Real Estate
Investment Trust       2,264,800   $3,162,417         -         -        149,614   3,914,900     7,357,518
                                   ----------   -------   -------       --------               -----------
                                   $3,162,417         -         -       $302,564               $15,730,788
                                   ==========   =======   =======       ========               ===========

2. FEDERAL TAX INFORMATION

As of June 30, 2006, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments            $1,367,377,563
                                           ==============
Gross tax appreciation of investments       $ 205,759,275
Gross tax depreciation of investments         (5,690,058)
                                           --------------
Net tax appreciation of investments         $ 200,069,217
                                           ==============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
NT LARGE COMPANY VALUE FUND
JUNE 30, 2006

[american century investments logo and text logo]

NT LARGE COMPANY VALUE - SCHEDULE OF INVESTMENTS
JUNE 30, 2006 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------

COMMON STOCKS - 95.2%
AEROSPACE & DEFENSE - 0.7%
             5,000  Northrop Grumman Corp.                           $   320,300
                                                                 ---------------
AUTO COMPONENTS - 0.2%
             3,791  Lear Corporation                                      84,198
                                                                 ---------------
BEVERAGES - 1.8%
            10,800  Coca-Cola Company (The)                              464,616
            12,600  Pepsi Bottling Group Inc.                            405,090
                                                                 ---------------
                                                                         869,706
                                                                 ---------------
CAPITAL MARKETS - 3.8%
            13,500  Bank of New York Co., Inc. (The)                     434,700
             9,900  Merrill Lynch & Co., Inc.                            688,644
            11,500  Morgan Stanley                                       726,915
                                                                 ---------------
                                                                       1,850,259
                                                                 ---------------
CHEMICALS - 2.0%
            10,000  du Pont (E.I.) de Nemours & Co.                      416,000
             8,700  PPG Industries, Inc.                                 574,200
                                                                 ---------------
                                                                         990,200
                                                                 ---------------
COMMERCIAL BANKS - 9.8%
            34,300  Bank of America Corp.                              1,649,830
             6,600  National City Corp.                                  238,854
             4,900  PNC Financial Services Group                         343,833
            21,500  U.S. Bancorp                                         663,920
            15,200  Wachovia Corp.                                       822,016
            16,100  Wells Fargo & Co.                                  1,079,988
                                                                 ---------------
                                                                       4,798,441
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 1.3%
             8,700  R.R. Donnelley & Sons Company                        277,965
             9,200  Waste Management, Inc.                               330,096
                                                                 ---------------
                                                                         608,061
                                                                 ---------------
COMMUNICATIONS EQUIPMENT - 0.3%
            11,400  Avaya Inc.(1)                                        130,188
                                                                 ---------------
COMPUTERS & PERIPHERALS - 3.0%
            24,500  Hewlett-Packard Co.                                  776,160

NT LARGE COMPANY VALUE - SCHEDULE OF INVESTMENTS
JUNE 30, 2006 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------

             8,600  International Business
                    Machines Corp.                                       660,652
                                                                 ---------------
                                                                       1,436,812
                                                                 ---------------
DIVERSIFIED - 4.2%
            16,100  Standard and Poor's 500
                    Depositary Receipt                                 2,046,471
                                                                 ---------------
DIVERSIFIED CONSUMER SERVICES - 0.2%
             5,000  Block (H & R), Inc.                                  119,300
                                                                 ---------------
DIVERSIFIED FINANCIAL SERVICES - 7.0%
            46,400  Citigroup Inc.                                     2,238,336
            27,900  J.P. Morgan Chase & Co.                            1,171,800
                                                                 ---------------
                                                                       3,410,136
                                                                 ---------------
DIVERSIFIED TELECOMMUNICATION SERVICES - 4.3%
            30,700  AT&T Inc.                                            856,223
            15,400  BellSouth Corp.                                      557,480
            19,400  Verizon Communications Inc.                          649,706
                                                                 ---------------
                                                                       2,063,409
                                                                 ---------------
ELECTRIC UTILITIES - 2.8%
            13,600  Exelon Corporation                                   772,888
            18,400  PPL Corporation                                      594,320
                                                                 ---------------
                                                                       1,367,208
                                                                 ---------------
FOOD & STAPLES RETAILING - 1.9%
            23,300  Kroger Co. (The)                                     509,338
             8,400  Wal-Mart Stores, Inc.                                404,628
                                                                 ---------------
                                                                         913,966
                                                                 ---------------
FOOD PRODUCTS - 1.3%
            13,900  Sara Lee Corp.                                       222,678
            18,800  Unilever N.V. New York Shares                        423,940
                                                                 ---------------
                                                                         646,618
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 0.5%
             5,800  HCA Inc.                                             250,270
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 1.1%
            15,900  McDonald's Corporation                               534,240
                                                                 ---------------
HOUSEHOLD DURABLES - 0.7%
            12,300  Newell Rubbermaid Inc.                               317,709
                                                                 ---------------

NT LARGE COMPANY VALUE - SCHEDULE OF INVESTMENTS
JUNE 30, 2006 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES - 2.3%
            16,900  General Electric Co.                                 557,024
            20,000  Tyco International Ltd.                              550,000
                                                                 ---------------
                                                                       1,107,024
                                                                 ---------------
INSURANCE - 5.3%
            11,500  Allstate Corp.                                       629,395
            12,500  American International Group, Inc.                   738,125
             6,800  Hartford Financial Services
                    Group Inc. (The)                                     575,280
             9,600  Marsh & McLennan Companies, Inc.                     258,144
             6,400  Torchmark Corp.                                      388,608
                                                                 ---------------
                                                                       2,589,552
                                                                 ---------------
IT SERVICES - 1.2%
             4,700  Computer Sciences Corp.(1)                           227,668
             7,400  Fiserv, Inc.(1)                                      335,664
                                                                 ---------------
                                                                         563,332
                                                                 ---------------
MACHINERY - 2.8%
             3,300  Deere & Co.                                          275,517
             6,800  Dover Corp.                                          336,124
            10,200  Ingersoll-Rand Company Cl A                          436,356
             4,100  Parker-Hannifin Corp.                                318,160
                                                                 ---------------
                                                                       1,366,157
                                                                 ---------------
MEDIA - 3.2%
             9,500  Gannett Co., Inc.                                    531,335
            45,300  Time Warner Inc.                                     783,690
             6,200  Viacom Inc. Cl B                                     222,208
                                                                 ---------------
                                                                       1,537,233
                                                                 ---------------
METALS & MINING - 0.4%
             3,732  Nucor Corp.                                          202,461
                                                                 ---------------
MULTI-UTILITIES - 0.6%
            13,600  NiSource Inc.                                        297,024
                                                                 ---------------
MULTILINE RETAIL - 0.5%
            17,700  Dollar General Corp.                                 247,446
                                                                 ---------------
OFFICE ELECTRONICS - 0.7%
            22,800  Xerox Corp.(1)                                       317,148
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - 12.7%
             2,600  Anadarko Petroleum Corp.                             123,994
            22,800  Chevron Corp.                                      1,414,968

NT LARGE COMPANY VALUE - SCHEDULE OF INVESTMENTS
JUNE 30, 2006 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------

            14,800  ConocoPhillips                                       969,844
             2,300  Devon Energy Corporation                             138,943
            35,500  Exxon Mobil Corp.                                  2,177,925
            20,400  Royal Dutch Shell plc ADR                          1,366,392
                                                                 ---------------
                                                                       6,192,066
                                                                 ---------------
PAPER & FOREST PRODUCTS - 1.1%
             8,800  Weyerhaeuser Co.                                     547,800
                                                                 ---------------
PHARMACEUTICALS - 6.5%
            16,300  Abbott Laboratories                                  710,843
            11,300  Johnson & Johnson                                    677,096
             8,200  Merck & Co., Inc.                                    298,726
            37,600  Pfizer Inc.                                          882,472
            13,100  Wyeth                                                581,771
                                                                 ---------------
                                                                       3,150,908
                                                                 ---------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.7%
            17,500  Intel Corp.                                          331,625
                                                                 ---------------
SOFTWARE - 2.4%
            35,400  Microsoft Corporation                                824,820
            22,500  Oracle Corp.(1)                                      326,025
                                                                 ---------------
                                                                       1,150,845
                                                                 ---------------
SPECIALTY RETAIL - 1.1%
            15,300  Gap, Inc. (The)                                      266,220
             7,400  Home Depot, Inc. (The)                               264,846
                                                                 ---------------
                                                                         531,066
                                                                 ---------------
TEXTILES, APPAREL & LUXURY GOODS - 1.5%
             8,800  Liz Claiborne, Inc.                                  326,128
             5,600  VF Corp.                                             380,352
                                                                 ---------------
                                                                         706,480
                                                                 ---------------
THRIFTS & MORTGAGE FINANCE - 4.5%
            22,500  Freddie Mac                                        1,282,725
             3,718  MGIC Investment Corp.                                241,670
            14,600  Washington Mutual, Inc.                              665,468
                                                                 ---------------
                                                                       2,189,863
                                                                 ---------------
WIRELESS TELECOMMUNICATION SERVICES - 0.8%
            20,400  Sprint Nextel Corp.                                  407,796
                                                                 ---------------
TOTAL COMMON STOCKS                                                   46,193,318
  (Cost $46,929,456)                                             ---------------

NT LARGE COMPANY VALUE - SCHEDULE OF INVESTMENTS
JUNE 30, 2006 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------

TEMPORARY CASH INVESTMENTS - 4.3%
Repurchase Agreement, Merrill Lynch & Co., Inc.,
(collateralized by various U.S. Treasury obligations,
4.00% - 4.625%, 3/31/08 - 2/15/14, valued at
$2,147,492), in a joint trading account at 4.35%, dated
6/30/06, due 7/3/06 (Delivery value $2,100,761)                        2,100,000
                                                                 ---------------
  (Cost $2,100,000)

TOTAL INVESTMENT SECURITIES - 99.5%                                   48,293,318
                                                                 ---------------
  (Cost $49,029,456)
OTHER ASSETS AND LIABILITIES - 0.5%                                      240,256
                                                                 ---------------
TOTAL NET ASSETS - 100.0%                                            $48,533,574
                                                                 ===============

NOTES TO SCHEDULE OF INVESTMENTS
(1) Non-income producing.

NT LARGE COMPANY VALUE - SCHEDULE OF INVESTMENTS
JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of June 30, 2006, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments              $49,029,726
                                             ===========
Gross tax appreciation of investments        $   496,953
Gross tax depreciation of investments         (1,233,361)
                                             -----------
Net tax depreciation of investments          $  (736,408)
                                             ===========

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
NT MID CAP VALUE FUND
JUNE 30, 2006

[american century investments logo and text logo]

NT MID CAP VALUE - SCHEDULE OF INVESTMENTS
JUNE 30, 2006 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------

COMMON STOCKS - 97.4%
AEROSPACE & DEFENSE - 0.8%
             2,924  Honeywell International Inc.                     $   117,837
               987  Northrop Grumman Corp.                                63,227
                                                                 ---------------
                                                                         181,064
                                                                 ---------------
AUTO COMPONENTS - 0.8%
            14,951  Cooper Tire & Rubber Co.                             166,554
                                                                 ---------------
AUTOMOBILES - 0.2%
             1,295  Winnebago Industries                                  40,197
                                                                 ---------------
BEVERAGES - 2.4%
             4,794  Anheuser-Busch Companies, Inc.                       218,558
            14,765  Coca-Cola Enterprises Inc.                           300,764
                                                                 ---------------
                                                                         519,322
                                                                 ---------------
BUILDING PRODUCTS - 1.1%
             7,905  Masco Corp.                                          234,304
                                                                 ---------------
CAPITAL MARKETS - 0.2%
               958  Nuveen Investments Inc. Cl A                          41,242
                                                                 ---------------
CHEMICALS - 8.3%
             1,868  Air Products & Chemicals, Inc.                       119,403
             2,747  du Pont (E.I.) de Nemours & Co.                      114,275
             9,406  Ferro Corp.                                          150,120
            24,851  International Flavors &
                    Fragrances Inc.                                      875,748
             7,525  Minerals Technologies Inc.                           391,300
             8,491  Nalco Holding Co.(1)                                 149,696
                                                                 ---------------
                                                                       1,800,542
                                                                 ---------------
COMMERCIAL BANKS - 5.4%
             2,839  BB&T Corporation                                     118,074
             4,840  Chemical Financial Corp.                             148,104
            12,664  Fifth Third Bancorp                                  467,935
             5,572  SunTrust Banks, Inc.                                 424,921
                                                                 ---------------
                                                                       1,159,034
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 1.4%
             2,793  Pitney Bowes, Inc.                                   115,351
             4,726  Republic Services, Inc. Cl A                         190,647
                                                                 ---------------
                                                                         305,998
                                                                 ---------------
COMPUTERS & PERIPHERALS - 0.6%
             2,939  Diebold, Inc.                                        119,382
                                                                 ---------------

NT MID CAP VALUE - SCHEDULE OF INVESTMENTS
JUNE 30, 2006 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------

CONTAINERS & PACKAGING - 2.5%
             5,235  AptarGroup, Inc.                                     259,708
             9,056  Bemis Co., Inc.                                      277,295
                                                                 ---------------
                                                                         537,003
                                                                 ---------------
DISTRIBUTORS - 0.3%
             1,498  Genuine Parts Company                                 62,407
                                                                 ---------------
DIVERSIFIED - 1.1%
             2,981  iShares S&P MidCap 400
                    Index Fund                                           227,420
                                                                 ---------------
DIVERSIFIED TELECOMMUNICATION SERVICES - 1.9%
            12,291  Commonwealth Telephone
                    Enterprises, Inc.                                    407,570
                                                                 ---------------
ELECTRIC UTILITIES - 2.1%
             5,701  Empire District Electric Co.                         117,156
            10,662  Northeast Utilities                                  220,383
             5,322  Westar Energy Inc.                                   117,084
                                                                 ---------------
                                                                         454,623
                                                                 ---------------
ELECTRICAL EQUIPMENT - 2.3%
             6,476  American Power Conversion Corp.                      126,217
             4,500  Hubbell Inc. Cl A                                    196,155
             3,634  Hubbell Inc. Cl B                                    173,160
                                                                 ---------------
                                                                         495,532
                                                                 ---------------
ELECTRONIC EQUIPMENT & INSTRUMENTS - 1.0%
             8,720  CPI International Inc.(1)                            126,440
             2,446  Littelfuse, Inc.(1)                                   84,093
                                                                 ---------------
                                                                         210,533
                                                                 ---------------
FOOD PRODUCTS - 5.3%
             6,484  ConAgra Foods, Inc.                                  143,361
            17,710  Diamond Foods Inc.                                   284,599
             2,066  General Mills, Inc.                                  106,730
             6,258  H.J. Heinz Co.                                       257,955
             3,722  Kraft Foods Inc. Cl A                                115,010
            10,287  Unilever N.V. New York Shares                        231,972
                                                                 ---------------
                                                                       1,139,627
                                                                 ---------------
GAS UTILITIES - 1.4%
            10,432  WGL Holdings Inc.                                    302,006
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 5.6%
             9,826  Beckman Coulter, Inc.                                545,835
             4,327  National Dentex Corp.(1)                             100,386
             2,836  Steris Corp.                                          64,831

NT MID CAP VALUE - SCHEDULE OF INVESTMENTS
JUNE 30, 2006 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------

            32,536  Symmetry Medical Inc.(1)                             501,054
                                                                 ---------------
                                                                       1,212,106
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 3.4%
             6,506  Apria Healthcare Group Inc.(1)                       122,963
             9,377  HCA Inc.                                             404,617
             1,266  LifePoint Hospitals Inc.(1)                           40,677
             3,395  Universal Health Services, Inc. Cl B                 170,633
                                                                 ---------------
                                                                         738,890
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 5.0%
             4,677  CEC Entertainment Inc.(1)                            150,225
             7,872  International Speedway Corp.                         365,025
             9,790  OSI Restaurant Partners, Inc.                        338,734
             6,197  Speedway Motorsports Inc.                            233,875
                                                                 ---------------
                                                                       1,087,859
                                                                 ---------------
HOUSEHOLD DURABLES - 0.4%
             1,316  Hunter Douglas N.V. ORD                               88,594
                                                                 ---------------
HOUSEHOLD PRODUCTS - 4.0%
            13,858  Kimberly-Clark Corp.                                 855,039
                                                                 ---------------
INSURANCE - 5.1%
             3,096  Ambac Financial Group, Inc.                          251,086
             2,487  Aspen Insurance Holdings Ltd.                         57,922
             1,798  Genworth Financial Inc. Cl A                          62,642
               998  Hartford Financial Services
                    Group Inc. (The)                                      84,431
             9,146  Horace Mann Educators Corp.                          155,025
            12,465  Marsh & McLennan Companies, Inc.                     335,184
            11,658  RAM Holdings Ltd.(1)                                 146,541
                                                                 ---------------
                                                                       1,092,831
                                                                 ---------------
IT SERVICES - 1.3%
             4,046  Accenture Ltd. Cl A                                  114,582
             1,136  DST Systems, Inc.(1)                                  67,592
             7,606  NCI Inc. Cl A(1)                                      99,639
                                                                 ---------------
                                                                         281,813
                                                                 ---------------
LEISURE EQUIPMENT & PRODUCTS - 2.3%
             7,700  Arctic Cat Inc.                                      150,227
            18,539  Hasbro, Inc.                                         335,741
                                                                 ---------------
                                                                         485,968
                                                                 ---------------
LIFE SCIENCES TOOLS & SERVICES - 1.8%
            17,477  PRA International(1)                                 389,213
                                                                 ---------------

NT MID CAP VALUE - SCHEDULE OF INVESTMENTS
JUNE 30, 2006 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------

MACHINERY - 0.3%
             1,653  Kaydon Corporation                                    61,673
                                                                 ---------------
MEDIA - 2.9%
             6,968  ADVO, Inc.                                           171,482
             3,398  Dow Jones & Co., Inc.                                118,964
            11,784  Valassis Communications, Inc.(1)                     277,985
             7,097  Westwood One, Inc.                                    53,228
                                                                 ---------------
                                                                         621,659
                                                                 ---------------
METALS & MINING - 0.8%
             7,264  Compass Minerals
                    International Inc.                                   181,237
                                                                 ---------------
MULTI-UTILITIES - 4.6%
             1,952  Dominion Resources Inc.                              145,990
             6,864  Puget Energy Inc.                                    147,439
             7,550  Wisconsin Energy Corp.                               304,265
            20,629  XCEL Energy Inc.                                     395,664
                                                                 ---------------
                                                                         993,358
                                                                 ---------------
MULTILINE RETAIL - 2.7%
            36,543  Dollar General Corp.                                 510,871
             3,309  Family Dollar Stores, Inc.                            80,839
                                                                 ---------------
                                                                         591,710
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - 5.1%
            26,116  Equitable Resources Inc.                             874,886
             4,000  Murphy Oil Corp.                                     223,440
                                                                 ---------------
                                                                       1,098,326
                                                                 ---------------
PAPER & FOREST PRODUCTS - 2.7%
            11,802  MeadWestvaco Corp.                                   329,630
             4,079  Weyerhaeuser Co.                                     253,918
                                                                 ---------------
                                                                         583,548
                                                                 ---------------
PHARMACEUTICALS - 1.7%
             2,148  Schering-Plough Corp.                                 40,876
            14,269  Watson Pharmaceuticals, Inc.(1)                      332,183
                                                                 ---------------
                                                                         373,059
                                                                 ---------------
REAL ESTATE INVESTMENT TRUSTS - 1.0%
             5,086  Annaly Mortgage Management Inc.                       65,152
             5,132  Education Realty Trust, Inc.                          85,448
             1,717  Rayonier, Inc.                                        65,091
                                                                 ---------------
                                                                         215,691
                                                                 ---------------

NT MID CAP VALUE - SCHEDULE OF INVESTMENTS
JUNE 30, 2006 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.4%
             7,557  Applied Materials, Inc.                              123,028
             2,817  KLA-Tencor Corp.                                     117,103
             4,656  Teradyne, Inc.(1)                                     64,858
                                                                 ---------------
                                                                         304,989
                                                                 ---------------
SOFTWARE - 0.6%
             1,339  Reynolds & Reynolds Co. Cl A                          41,067
             4,402  Synopsys, Inc.(1)                                     82,626
                                                                 ---------------
                                                                         123,693
                                                                 ---------------
SPECIALTY RETAIL - 1.0%
             3,364  Foot Locker, Inc.                                     82,384
             7,739  Gap, Inc. (The)                                      134,659
                                                                 ---------------
                                                                         217,043
                                                                 ---------------
THRIFTS & MORTGAGE FINANCE - 4.3%
             4,673  Fannie Mae                                           224,771
             7,754  Freddie Mac                                          442,056
             3,443  MGIC Investment Corp.                                223,795
             1,759  Washington Federal, Inc.                              40,791
                                                                 ---------------
                                                                         931,413
                                                                 ---------------
TRADING COMPANIES & DISTRIBUTORS - 0.3%
               865  Grainger (W.W.), Inc.                                 65,074
                                                                 ---------------
TOTAL COMMON STOCKS                                                   20,999,146
  (Cost $21,543,677)                                             ---------------

TEMPORARY CASH INVESTMENTS - 0.5%
Repurchase Agreement, Merrill Lynch & Co., Inc.,
(collateralized by various U.S. Treasury obligations,
4.00% - 4.625%, 3/31/08 - 2/15/14, valued at
$102,262), in a joint trading account at 4.35%, dated
6/30/06, due 7/3/06 (Delivery value $100,036)                            100,000
                                                                 ---------------
  (Cost $100,000)

TOTAL INVESTMENT SECURITIES - 97.9%                                   21,099,146
                                                                 ---------------
  (COST $21,643,677)
OTHER ASSETS AND LIABILITIES - 2.1%                                      461,267
                                                                 ---------------
TOTAL NET ASSETS - 100.0%                                            $21,560,413
                                                                 ===============

NT MID CAP VALUE - SCHEDULE OF INVESTMENTS
JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Contracts              Settlement              Unrealized
to Sell                Date         Value      Gain (Loss)
104,719 Euro for USD   7/31/2006    $134,158   $(2,408)
 80,903 Euro for USD   7/31/2006     103,647    (1,722)
                                    -------------------
                                    $237,805   $(4,130)
                                    ===================
(Value on Settlement Date $233,675)

NOTES TO SCHEDULE OF INVESTMENTS
ORD = Foreign Ordinary Share
USD = United States Dollar
(1) Non-income producing.

NT MID CAP VALUE - SCHEDULE OF INVESTMENTS
JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of June 30, 2006, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments           $21,687,295
                                          ===========
Gross tax appreciation of investments     $   204,371
Gross tax depreciation of investments       (792,520)
                                          -----------
Net tax depreciation of investments       $ (588,149)
                                          ===========

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

ITEM 2.  CONTROLS AND PROCEDURES.

(a)  The  registrant's  principal  executive  officer  and  principal  financial officer  have  concluded  that the  registrant's  disclosure  controls  and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of
     1940)  are  effective  based on their  evaluation  of  these  controls  and procedures as of a date within 90 days of the filing date of this report.

(b)  There were no changes in the  registrant's  internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment  Company Act of
     1940) that occurred during the  registrant's  last fiscal quarter that have materially  affected,  or are reasonably likely to materially  affect,  the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

Separate  certifications  by the registrant's  principal  executive  officer and principal  financial officer,  pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a)  under the  Investment  Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   AMERICAN CENTURY CAPITAL PORTFOLIOS, INC.

By:      /s/  William M. Lyons
         -----------------------------------------------
         Name:      William M. Lyons
         Title:     President

Date:    August 24, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By:      /s/  William M. Lyons
         -----------------------------------------------
         Name:      William M. Lyons
         Title:     President
                    (principal executive officer)

Date:    August 24, 2006

By:      /s/  Maryanne L. Roepke
         -----------------------------------------------
         Name:      Maryanne L. Roepke
         Title:     Sr. Vice President, Treasurer, and
                    Chief Financial Officer
                    (principal financial officer)

Date:    August 24, 2006